As filed with the Securities and Exchange Commission on October 14, 2003.

                                                  Commission File No. 333-108388
                                                  Commission File No. 811-21424


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-effective Amendment No. 1                                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 1                                                  [X]


                            MEEDER PREMIER PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
             ------------------------------------------------------
                (Address of Principal Executive Offices-Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 766-7000

         Wesley F. Hoag, Vice President - Meeder Asset Management, Inc.
             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
                     (Name and Address of Agent for Service)

                                 With a copy to:


                                 Charles H. Hire
                              Baker & Hostetler LLP
                               65 E. State Street
                              Columbus, Ohio 43215
                            ------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: On October __, 2003 pursuant to paragraph (b) of Rule 485


The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            MEEDER PREMIER PORTFOLIOS

PROSPECTUS                                   DEFENSIVE EQUITY PORTFOLIO
OCTOBER _, 2003
                                             GROWTH PORTFOLIO

                                             AGGRESSIVE GROWTH PORTFOLIO

                                             FIXED INCOME PORTFOLIO

     Meeder Premier Portfolios is a family of funds that covers a variety of investment opportunities.

     This Prospectus gives you important information about the Meeder Premier Portfolios that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                            Meeder Premier Portfolios
                               6125 Memorial Drive
                                Dublin, OH 43017
                                  614-766-7000
                            Toll Free: 1-800-325-3539
                                Fax: 614-766-6669

                                                                        CONTENTS

_________________________________________________________________ THE PORTFOLIOS

A look at each Portfolio's              The Defensive Equity Portfolio      ____
investment goals, strategies,           The Growth Portfolio                ____
risks, performance and expenses         The Aggressive Growth Portfolio     ____
                                        The Fixed Income Portfolio          ____

More information about the Portfolios   More Information about the
you should know before investing         Portfolios                         ____
                                        Who Manages the Portfolios?         ____
                                        How is the Trust Organized?         ____
                                        How Does Taxation Affect the
                                        Portfolios and Their Shareholders?  ____

_____________________________________________________________ SHAREHOLDER MANUAL

Information about account               How to Buy Shares                   ____
transactions and services               How to Make Withdrawals
                                         (Redemptions)                      ____
                                        Transaction Policies                ____
                                        Other Shareholder Services          ____

________________________________________________________________ MORE ABOUT RISK

                                        Investment Practices, Securities
                                         and Related Risks                  ____
                                        Risk and Investment Glossary        ____

___________________________________________________________ FOR MORE INFORMATION

Where to learn more about the           Back Cover
  Portfolios

                THE DEFENSIVE EQUITY PORTFOLIO - [TICKER SYMBOL]

INVESTMENT GOAL

The Portfolio seeks growth of capital. To pursue this goal, the Portfolio invests primarily in other growth mutual funds that are not affiliated with the Portfolio.

MAIN STRATEGIES


The Portfolio is a "fund of funds" that pursues its investment goal primarily through asset allocation and the selection of mutual funds, closed-end investment companies and exchange traded funds (the "underlying funds"). Under normal circumstances, at least 80% of the Portfolio's assets will be invested in underlying funds that are considered equity funds or in equity securities. The underlying funds in which the Portfolio invests are primarily growth funds investing in common stocks. In the underlying funds, current income will usually be of secondary importance. The Adviser overweights underlying fund types that it believes represent above average market potential with below average market risk. The Adviser continually evaluates market capitalization (for example, large capitalization versus small capitalization) and sector rotation (for example, technology versus industrial companies) when selecting underlying funds.


The Portfolio may invest up to 100% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic. When invested defensively, the Portfolio could be unable to achieve its investment objective. The Portfolio places a high degree of importance on maintaining and protecting portfolio values from adverse market conditions. The Portfolio strives to avoid losses during high risk market environments and strives to provide attractive returns during low risk markets. When the Adviser's evaluation of the stock market indicates that the risks of the stock market are greater than the potential rewards, the Portfolio will reduce or eliminate its position in growth mutual funds in order to attempt to preserve your capital. The Portfolio may also invest in common stocks directly.

The Portfolio may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

The Portfolio may invest in index-based investments and closed-end funds.

None of the Portfolio's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "The Defensive Equity Portfolio-How Does the Portfolio Pursue Its Investment Goal?" under "More Information About the Portfolios."

MAIN RISK FACTORS

When the Portfolio is invested primarily in growth mutual funds, the value of your investment will fluctuate in response to stock market movements. Because the Portfolio invests primarily in underlying funds (including mutual funds, closed-end funds and exchange-traded funds), the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Portfolio in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Portfolio owns. By investing indirectly in underlying funds through the Portfolio, you will bear not only your proportionate share of the Portfolio's expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any underlying funds' 12b-1 fees and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

The underlying funds may invest in smaller or newer companies which are more likely to grow as well as suffer more significant losses than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. In addition, if the Adviser does not accurately predict changing market conditions and other economic factors, the Portfolio's assets might be allocated in a manner that is disadvantageous. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

Performance history will be available for the Portfolio after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio

There are no sales loads, fees or other charges

     o    to buy shares directly from the Portfolio
     o    to reinvest dividends in additional shares
     o to exchange into shares of other funds in the Meeder Premier Portfolios family of funds, or
     o    to redeem your shares.


ANNUAL PORTFOLIO OPERATING EXPENSES (BEFORE WAIVERS OR REIMBURSEMENTS) 1,2 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

          Management Fees                                       1.00%
          Shareholder Service Fees                              0.35%
          Other Expenses3                                       0.15%
                                                                -----
          Total Annual Portfolio Operating Expenses             1.50%
                                                                -----

1 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) to limit the Portfolio's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time. These waivers/reimbursements are shown below along with the net expenses estimated to be paid for the current fiscal year.

          Total Waiver/Reimbursement of
            of Fund Expenses                                   (0.75%)
                                                               -------
          Total Annual Portfolio Operating Expenses
            (after waiver/reimbursement)                        0.75%

2 The expenses of the underlying funds that the Portfolio purchases are not directly reflected above because the fee table is that only of the Portfolio; however, the expenses of the underlying funds are reflected in the net asset values of the shares of the underlying funds that are purchased and redeemed by the Portfolio.

3 "Other Expenses" are based upon expenses estimated for the current fiscal year.


EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Portfolio
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same operating expenses shown above,

your cost of investing in the Portfolio would be:


          1 Year        3 Years
          ------        -------
           $77           $400


Of course, your actual costs may be higher or lower.

THE GROWTH PORTFOLIO - [TICKER SYMBOL]

INVESTMENT GOAL

The Portfolio seeks growth of capital. To pursue this goal, the Portfolio invests in other mutual funds that are not affiliated with the Portfolio.

MAIN STRATEGIES

The Portfolio is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies, and exchange-traded funds (the "underlying funds"). The underlying funds in which the Portfolio invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The Adviser overweights underlying fund types that it believes represent above average market potential. The Adviser continually evaluates market capitalization (for example, large capitalization versus small capitalization) and sector rotation (for example, technology versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Portfolio normally will be fully invested in underlying funds.

The Portfolio may invest in index-based investments. See "The Growth and The Aggressive Growth Portfolios - How do the Portfolios Pursue their Investment Goal?" under "More Information About the Portfolios."

The Portfolio may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Under normal circumstances, the underlying funds in which the Growth Portfolio invests may incur less risk and volatility than those in which the Aggressive Growth Portfolio invests. For example, they may trade their portfolios less actively and/or invest in companies whose securities are subject to less erratic movements. Under normal conditions, the underlying funds in which the Growth Portfolio invests will be likely to own a lower percentage of smaller or newer companies than those in which the Aggressive Growth Portfolio invests. In addition, under normal circumstances, the underlying funds in which the Growth Portfolio invests will be less likely to use leverage than those in which the Aggressive Growth Portfolio invests. Furthermore, under normal circumstances, the Growth Portfolio will be more likely to be invested in more sectors of the economy than the Aggressive Growth Portfolio. Although the Growth Portfolio and the Aggressive Growth Portfolio may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Portfolio.

The Portfolio may invest up to 20% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic.

None of the Portfolio's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "The Growth and The Aggressive Growth Portfolios-How Do the Portfolios Pursue Their Investment Goal?" under "More Information About the Portfolios."

MAIN RISK FACTORS

When the Portfolio is invested in underlying funds that own stocks, the value of your investment in the Portfolio will fluctuate in response to stock market movements.

The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

When the Portfolio invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Portfolio may be more volatile than investments in other mutual funds.

Because the Portfolio invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Portfolio in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Portfolio owns. By investing indirectly in underlying funds through the Portfolio, you will bear not only your proportionate share of the Portfolio's expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any underlying funds' 12b-1 fees and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

As with any mutual fund, loss of money is a risk of investing in the Portfolio. Please read "More About Risk" carefully before investing.

                                  PERFORMANCE

Performance history will be available for the Portfolio after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

There are no sales loads, fees or other charges

     o    to buy shares directly from the Portfolio

     o    to reinvest dividends in additional shares
     o to exchange into shares of other funds in the Meeder Premier Portfolios family of funds, or
     o    to redeem your shares.


ANNUAL PORTFOLIO OPERATING EXPENSES (BEFORE WAIVERS OR REIMBURSEMENTS) 1,2 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

          Management Fees                                       1.00%
          Shareholder Service Fees                              0.35%
          Other Expenses3                                       0.15%
                                                                -----
          Total Annual Portfolio Operating Expenses             1.50%
                                                                -----

1 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Portfolio's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time. These waivers/reimbursements are shown below along with the net expenses estimated to be paid for the current fiscal year.

          Total Waiver/Reimbursement of
            of Fund Expenses                                   (0.75%)
                                                               -------
          Total Annual Portfolio Operating Expenses
            (after waiver/reimbursement)                        0.75%

2 The expenses of the underlying funds that the Portfolio purchases are not directly reflected above because the fee table is that only of the Portfolio; however, the expenses of the underlying funds are reflected in the net asset values of the shares of the underlying funds that are purchased and redeemed by the Portfolio.

3 "Other Expenses" are based upon expenses estimated for the current fiscal year.


EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Portfolio
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same operating expenses shown above,

your cost of investing in the Portfolio would be:


          1 Year        3 Years
          ------        -------
           $77           $400


Of course, your actual costs may be higher or lower.

               THE AGGRESSIVE GROWTH PORTFOLIO - [TICKER SYMBOL]

INVESTMENT GOAL

The Portfolio seeks growth of capital. To pursue this goal, the Portfolio invests primarily in other mutual funds that are not affiliated with the Portfolio.

MAIN STRATEGIES

The Portfolio is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies, and exchange-traded funds (the "underlying funds"). The underlying funds in which the Portfolio invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The Adviser overweights mutual fund types that it believes represent above average market potential. The Adviser continually evaluates market capitalization (for example, large capitalization versus small capitalization) and sector rotation (for example, technology versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Portfolio normally will maintain its assets invested in underlying funds.

The Portfolio may invest in index-based investments. See "The Growth Portfolio and The Aggressive Growth Portfolios - "How do the Portfolios Pursue their Investment Goal?" under "More Information About the Portfolios."

The Portfolio may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

The underlying funds in which the Aggressive Growth Portfolio invests may incur more risk and volatility than those in which the Growth Portfolio invests. For example, they may trade their portfolios more actively (which may result in higher brokerage commissions and increased realization of taxable gains) and/or invest in companies whose securities are subject to more erratic movements. Under normal conditions, the underlying funds in which the Aggressive Growth Portfolio invests will be likely to own a higher percentage of smaller or newer companies than those in which the Growth Portfolio invests. In addition, under normal circumstances, the underlying funds in which the Aggressive Growth Portfolio invests will be more likely to use leverage than those in which the Growth Portfolio invests. Furthermore, under normal circumstances, the Aggressive Growth Portfolio will be more likely to be invested in fewer sectors of the economy than the Growth Portfolio. Although the Aggressive Growth Portfolio and the Growth Portfolio may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Portfolio.

The Portfolio may invest up to 20% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic.

None of the Portfolio's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "The Growth and Aggressive Growth Portfolios - How Do the Portfolios Pursue Their Investment Goal?" under "More Information About the Portfolios."


MAIN RISK FACTORS

The Adviser uses an aggressive growth strategy in choosing the Portfolio's investments. As a result, an investment in the Portfolio involves a greater degree of risk, and its share price may be more volatile, than an investment in a conservative equity fund or a growth fund invested entirely in proven growth stocks.

When the Portfolio is invested in underlying funds that own stocks, the value of your investment in the Portfolio will fluctuate in response to stock market movements.

The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

When the Portfolio invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Portfolio may be more volatile than investments in other mutual funds.

Because the Portfolio invests primarily in underlying funds (including mutual funds, closed-end funds and exchange-traded funds), the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Portfolio in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Portfolio owns. By investing indirectly in underlying funds through the Portfolio, you will bear not only your proportionate share of the Portfolio's operating expenses, but also, indirectly, expenses and charges of the underlying funds (including operating costs and investment advisory and administrative fees), plus any underlying funds' 12b-1 fees and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

As with any mutual fund, loss of money is a risk of investing in the Portfolio. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

Performance history will be available for the Portfolio after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

There are no sales loads, fees or other charges

     o    to buy shares directly from the Portfolio
     o    to reinvest dividends in additional shares
     o to exchange into shares of other funds in the Meeder Premier Funds family of funds, or
     o    to redeem your shares.


ANNUAL PORTFOLIO OPERATING EXPENSES (BEFORE WAIVERS OR REIMBURSEMENTS) 1,2 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

          Management Fees                                       1.00%
          Shareholder Service Fees                              0.35%
          Other Expenses3                                       0.15%
                                                                -----
          Total Annual Portfolio Operating Expenses             1.50%
                                                                -----

1 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Portfolio's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time. These waivers/reimbursements are shown below along with the net expenses estimated to be paid for the current fiscal year.

          Total Waiver/Reimbursement of
            of Fund Expenses                                   (0.75%)
                                                               -------
          Total Annual Portfolio Operating Expenses
            (after waiver/reimbursement)                        0.75%

2 The expenses of the underlying funds that the Portfolio purchases are not directly reflected above because the fee table is that only of the Portfolio; however, the expenses of the underlying funds are reflected in the net asset values of the shares of the underlying funds that are purchased and redeemed by the Portfolio.

3 "Other Expenses" are based upon expenses estimated for the current fiscal year.


EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Portfolio
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o incur the same operating expenses shown above, your cost of investing in the Portfolio would be:


          1 Year        3 Years
          ------        -------
           $77           $400


Of course, your actual costs may be higher or lower.

                  THE FIXED INCOME PORTFOLIO - [TICKER SYMBOL]

INVESTMENT GOAL

The Portfolio seeks to maximize current income through investment primarily in:

     o Money market funds - a type of mutual fund that is required by law to invest in low-risk securities.
     o    First  and  second  tier  commercial  paper  -  short  term  unsecured promissory notes issued in the open market that represents the obligation of the issuing entity.
     o    Time and demand deposits.
     o    Repurchase agreements.
     o U.S. Government securities - any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
     o U.S. Agency securities - notes, bonds, and discount notes of U.S. government agencies or instrumentalities such as the Farm Credit System, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, and the Federal Home Loan Mortgage Association.
     o Mortgage backed debt obligations issued or guaranteed by agencies or instrumentalities the U. S. Government, such as Government National Mortgage Association participation certificates.
     o Corporate debt obligations rated BBB or higher by Standard & Poor's or Baa or higher by Moody's.
     o Fixed income mutual funds - mutual funds that may invest in securities that may also qualify for direct investment in the Fixed Income Portfolio.

     o    Exchange traded funds that invest in fixed income securities.

     o    Index based investments.
     o    Unit investment trusts.

MAIN STRATEGIES

The Portfolio may invest in securities having any maturity. Normally, the Portfolio will invest in 10-30 year securities if the Adviser believes the risk/reward relationship of the bond market is positive. The Portfolio will invest in short-term securities or money market securities when the Adviser believes the risk/reward relationship of the bond market is negative.

When analyzing the market for fixed income securities, the Adviser monitors the following indicators:

o Trend - the movement of U.S. government securities prices compared to moving averages

o    Yield curve - yield levels of various maturities at a point in time

o    Momentum - identifiable levels of "extreme" price movement.

The Portfolio may invest in "traditional" derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Portfolio.

None of the Portfolio's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "The Fixed Income Portfolio - How Does the Portfolio Pursue Its Investment Goal?" under "More Information About the Portfolios."

MAIN RISK FACTORS


As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. government securities). The market value of debt securities (including U.S. government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities. These and other risks of investing in the Portfolio are set forth in "More About Risk." Other factors may affect the market price and yield of the Portfolio's securities, including investor demand and domestic and worldwide economic conditions. As with any mutual fund, loss of money is a risk of investing in the Portfolio.


                                   PERFORMANCE

Performance history will be available for the Portfolio after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

There are no sales loads, fees or other charges

     o    to buy shares directly from the Portfolio
     o    to reinvest dividends in additional shares
     o to exchange into shares of other funds in the Meeder Premier Portfolios family of funds, or
     o    to redeem your shares.


ANNUAL PORTFOLIO OPERATING EXPENSES (BEFORE WAIVERS OR REIMBURSEMENTS) 1,2 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

          Management Fees                                       1.00%
          Shareholder Service Fees                              0.35%
          Other Expenses3                                       0.15%
                                                                -----
          Total Annual Portfolio Operating Expenses             1.50%
                                                                -----

1 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Portfolio's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time. These waivers/reimbursements are shown below along with the net expenses estimated to be paid for the current fiscal year.

          Total Waiver/Reimbursement of
            of Fund Expenses                                   (0.75%)
                                                               -------
          Total Annual Portfolio Operating Expenses
            (after waiver/reimbursement)                        0.75%

2 The expenses of the underlying funds that the Portfolio purchases are not directly reflected above because the fee table is that only of the Portfolio; however, the expenses of the underlying funds are reflected in the net asset values of the shares of the underlying funds that are purchased and redeemed by the Portfolio.

3 "Other Expenses" are based upon expenses estimated for the current fiscal year.


EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Portfolio
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same operating expenses shown above,

your cost of investing in the Portfolio would be:


          1 Year        3 Years
          ------        -------
           $77           $400


Of course, your actual costs may be higher or lower.

                      MORE INFORMATION ABOUT THE PORTFOLIOS

THE DEFENSIVE EQUITY PORTFOLIO

HOW DOES THE PORTFOLIO PURSUE ITS INVESTMENT GOAL?

The Portfolio will seek to achieve its investment goal through asset allocation and mutual fund selection. The underlying mutual funds will consist of diversified mutual funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term growth or appreciation, with current income typically of secondary importance. The Portfolio will not invest in other funds of the Meeder Premier Portfolios family of funds.

The Portfolio will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolio may purchase "load" mutual funds only if the load, or sales commission, is waived for purchases or sales made by the Portfolio.

The Portfolio may at times desire to gain exposure to the stock market through the purchase of "index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets.

The manager addresses asset allocation decisions by making shifts in the mix of stocks, bonds and cash in the Portfolio. The Portfolio may at times assume a defensive position by investing up to 100% of its assets in money market securities and investment grade bonds.

The Portfolio may invest in index-based investments (IBIs), including Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts that own the stocks in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices.

The Portfolio may invest in shares of Exchange Traded Funds ("ETFs"). ETFs are mutual funds that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, that is, they can be sold at a premium or with a discount. The price of ETFs is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the fund could result in losses on ETFs.

The Portfolio may also invest in "closed-end" funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as NASDAQ), and in some cases may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that the Portfolio purchases will ever decrease. In fact, it is possible that this market discount may increase, and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

THE GROWTH AND THE AGGRESSIVE GROWTH PORTFOLIOS

HOW DO THE PORTFOLIOS PURSUE THEIR INVESTMENT GOAL?

The underlying funds in which the Portfolios invest will consist of mutual funds, closed-end funds and exchange traded funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), and that seek capital growth or appreciation, without regard to current income. The Portfolios will not invest in other funds of the Meeder Premier Portfolios family of funds.

Investment decisions by the investment advisers of the underlying funds are made independently of a Portfolio and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

The Portfolios will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. A Portfolio may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Portfolio.

A Portfolio may also invest in "closed-end" funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as NASDAQ), and in some cases may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that a Portfolio purchases will ever decrease. In fact, it is possible that this market discount may increase, and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

The Portfolio may invest in common stocks directly.

TYPES OF PORTFOLIOS. Normally, a Portfolio invests in the following types of mutual funds: aggressive growth, growth, small capitalization, specialty and industry sector funds. In addition, a Portfolio may at times desire to gain exposure to the stock market through the purchase of "index" funds (funds that purchase stocks represented in popular stock market averages) with a portion of its assets. A Portfolio may also invest in underlying funds holding foreign securities. The Adviser will vary the proportion of each type of underlying fund based on the mix of such funds that may, in the Adviser's view, be most likely to achieve the Portfolios' investment goals.

The Adviser selects underlying funds in which to invest based in part on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative, and risk-adjusted). The Adviser also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings. Many funds in which a Portfolio invests may not share the same investment goal and investment limitations as the Portfolio.

INDEX-BASED  INVESTMENTS.  A  Portfolio  may invest in  index-based  investments
(IBIs), including Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts that own the stocks in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices.

EXCHANGE TRADED PORTFOLIOS. A Portfolio may invest in shares of Exchange Traded Funds ("ETFs"). ETFs are mutual funds that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, that is, they can be sold at a premium or with a discount. The price of ETFs is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolios could result in losses on ETFs.

THE FIXED INCOME PORTFOLIO

HOW DOES THE PORTFOLIO PURSUE ITS INVESTMENT GOAL?


Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in fixed income securities, including fixed income mutual funds.


The U.S. government securities in which the Portfolio invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association; and

     o repurchase agreements relating to any of the foregoing U.S. government securities.


Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. However, certain instrumentalities of the U.S. government such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, are not backed by the full faith and credit of the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to such agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:


     o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     o    the credit of the agency or instrumentality.

The Portfolio may invest in fixed income securities of varying maturities. Normally, the Portfolio will invest in 10-30 year fixed income securities if the Adviser believes the risk/reward relationship of the bond market is positive. If the Adviser believes the risk/reward relationship of the bond market is positive, the Adviser may invest in long term securities, money market securities, bond funds, some combination thereof, or any investment described in this part of the Prospectus.

If the Advisor believes the risk/reward relationship of the bond market is negative, the Portfolio will invest in short-term securities, money market funds, bond funds, some combination thereof, or any investment described in this part of the Prospectus.

The Portfolio's Adviser believes the appropriate way to defend assets against shifts in interest rates is to be invested in short-term securities. The
Portfolio's Adviser believes the appropriate way to benefit from anticipated downward shifts in interest rates is to be invested in long term maturities. To determine the maturity of fixed income securities to purchase, the Adviser monitors the following indicators:

     o Trend - the movement of U.S. government securities prices compared to moving averages

     o    Yield curve - yield levels of various maturities at a point in time

     o    Momentum - identifiable levels of "extreme" price movement

INVESTMENT IN A PORTFOLIO
-------------------------

Although none of the Portfolios invests substantially all of its assets in a separate corresponding portfolio (commonly called a "master" or "hub" portfolio) having the same investment objective as such Portfolios, each such Portfolio's investment policies permit such an investment. Shareholders will receive 30 days prior written notice with respect to any such investment.

                           WHO MANAGES THE PORTFOLIOS?

THE BOARD. The board of trustees oversees the management of the Meeder Premier Portfolios' trust and elects its officers. The officers are responsible for the Portfolios' day-to-day operations. Information concerning the trustees and officers of the Portfolios appears in the Statement of Additional Information.

INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder") serves as investment adviser to the Portfolios. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of June 30, 2003, Meeder and its affiliates managed approximately $1.1 billion in assets. Meeder has its principal offices at 6125 Memorial Drive, Dublin, OH 43017.

     Pursuant to an investment advisory contract between Meeder and the Trust, Meeder, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the Portfolios, manages both the investment operations of the Portfolios and the composition of their portfolios, including the purchase, retention, disposition and loan of securities. In connection therewith, Meeder is obligated to keep certain books and records of the Portfolios. Meeder also administers the corporate affairs of the Portfolios, and in connection therewith, furnishes office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Huntington National Bank, the Portfolios' custodian, and Mutual Funds Service Co., the Portfolios' transfer and disbursing agent, fund accounting agent and administrator. Mutual Funds Service Co. is an affiliate of Meeder.

PORTFOLIO MANAGERS

     The individuals primarily responsible for the management of each of the Portfolios are listed below:

THE DEFENSIVE EQUITY PORTFOLIO. A team of persons employed by Meeder Asset Management, Inc. will be jointly and primarily responsible for the day-to-day management of the Portfolio.

THE GROWTH AND AGGRESSIVE GROWTH PORTFOLIOS. Robert M. Wagner is primarily responsible for the day-to-day management of the Growth Portfolio and Aggressive Growth Portfolio. Before joining Meeder Asset Management, Mr. Wagner received his MA in Economics from the University of Oklahoma in 1996. Mr. Wagner has been associated with Meeder Asset Management as a portfolio analyst and assistant portfolio manager since 1996 and began serving as the portfolio manager of the Growth Portfolio and Aggressive Growth Portfolio at their inception in October 2003.

THE FIXED INCOME PORTFOLIO. The portfolio managers responsible for the Fixed Income Portfolio's investments are Joseph A. Zarr and Christopher M. O'Daniel, CFA. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the co-portfolio manager of the Portfolio at its inception in October 2003. Mr. O'Daniel has been associated with Meeder Asset Management as a security analyst since 2002 and began serving as a co-portfolio manager of the Portfolio at its inception in October 2003. Mr. O'Daniel brings 15 years of investment industry experience to Meeder Asset Management, with previous positions with School Employees Retirement System of Ohio, Duff & Phelps Investment Management, and National City Bank. From 1997 to 2002, Mr. O'Daniel was Vice President and Equity Research Analyst at NatCity Investments, Inc.

                           HOW IS THE TRUST ORGANIZED?


     Each Portfolio is a series of Meeder Premier Portfolios, a Massachusetts business trust (the "Trust"), which is registered as an open-end management investment company.


     The board of trustees of the Trust oversees the Portfolios' activities. The board retains various companies to carry out the Portfolios' operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the Portfolios' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the
Portfolio's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The Portfolios do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan. A shareholder meeting for the purpose of removing board members may be called by a vote of 10% of the outstanding shares of the Trust.

PORTFOLIO TRADES

     The Adviser places orders for the purchase and sale of portfolio securities for the Portfolios' accounts with brokers or dealers, selected by the Adviser in its discretion, or directly with the underlying funds. The Portfolios are actively managed and have no restrictions upon portfolio turnover. The Portfolios' rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover rate would be achieved if each security in a Portfolio's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Normally, a high portfolio turnover rate may result in increased trading costs to a Portfolio; however, "funds of funds", like the Defensive Equity Portfolio, Growth Portfolio and Aggressive Growth Portfolio, primarily invest in mutual funds that are purchased and sold without trading costs. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from the Portfolios. There is no limit on and the Adviser cannot control the portfolio turnover rates of the underlying funds in which the Portfolios may invest.

     As long as the Adviser believes a brokerage firm can provide a combination of quality execution (i.e., timeliness and completeness) and favorable price, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by a Portfolio to reduce its expenses.

DIVERSIFICATION


     All of the Portfolios are diversified, which means generally each Portfolio may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company.


         HOW DOES TAXATION AFFECT THE PORTFOLIOS AND THEIR SHAREHOLDERS?

HOW DOES A PORTFOLIO EARN INCOME AND GAINS?

     A Portfolio may earn dividends and interest (a Portfolio's "income") on its investments. When a Portfolio sells a security for a price that is higher than it paid, it has a gain. When a Portfolio sells a security for a price that is lower than it paid, it has a loss. If a Portfolio has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a Portfolio has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Portfolio's gains and losses are netted together, and, if a Portfolio has a net gain (a Portfolio's "gain"), that gain will generally be distributed to you.

TAXATION OF A PORTFOLIO'S INVESTMENTS

     A Portfolio invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Portfolio Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that a Portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the Portfolios pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A PORTFOLIO. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains that it distributes to you.

     FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from a Portfolio's investments in foreign securities. These taxes will reduce the amount of the Portfolio's distributions to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of a Portfolio's income and gains on its investments in stocks and other securities. The Portfolio's income and short-term capital gains are paid to you as ordinary dividends. The Portfolio's long-term capital gains are paid to you as capital gain distributions. If the Portfolio pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the Portfolio's distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the Portfolios are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. Because each Portfolio is actively managed and may realize taxable net short-term capital gains by selling shares of a mutual fund with unrealized portfolio appreciation or an individual security in its portfolio, investing in a Portfolio rather than directly in the underlying funds or individual securities may result in increased tax liability to you, since the Portfolio must distribute its gains in accordance with certain rules under the Internal Revenue Code. The Fixed Income Portfolio pays dividends from its net investment income on a monthly basis. The Defensive Equity Portfolio, The Growth Portfolio and The Aggressive Growth Portfolio pay dividends from their net investment income on a quarterly basis. All Portfolios distribute capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a Portfolio, whether you receive them in cash or in additional shares, are generally subject to income tax. A Portfolio will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Portfolio in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Portfolio distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a Portfolio.

     BUYING A DIVIDEND. Purchasing Portfolio shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Portfolio shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same Portfolio. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

WHAT IS A REDEMPTION?

     A redemption is a sale by you to a Portfolio of some or all of your shares in the Portfolio. The price per share you receive when you redeem Portfolio shares may be more or less than the price at which you purchased those shares. An exchange of shares in a Portfolio for shares of another Portfolio is treated as a redemption of Portfolio shares and then a purchase of shares of the other Portfolio. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.


     If you redeem your shares or if you exchange your shares in a Portfolio for shares in another Portfolio, you will generally have a gain or loss that the IRS requires you to report on your income tax return (assuming you are a taxable shareholder). All or a portion of any loss on the redemption or exchange of your shares in a Portfolio will be disallowed by the IRS if you purchase other shares in that Portfolio within 30 days before or after your redemption or exchange.


     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The Portfolios will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Portfolios, and gains arising from redemptions or exchanges of your Portfolio shares will generally be subject to state and local income tax. The holding of Portfolio shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the Portfolios.

     IN KIND DISTRIBUTIONS. The Meeder Premier Portfolios has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of a Portfolio or Meeder, payment in cash would be harmful to existing shareholders. In the event a Portfolio makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the Portfolios must withhold 30% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 30% of your distributions if you are otherwise subject to backup withholding.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES


Shares are offered continuously and sold without a sales charge. Shares of the Portfolios are purchased at net asset value per share next determined after receipt of the purchase order by Mutual Funds Service Co., the Portfolios' transfer agent, or an authorized agent of the Portfolios. (See "Transaction Policies - Valuation of Shares")


Financial institutions and intermediaries on behalf of their clients may purchase shares in the Defensive Equity Portfolio, Growth Portfolio and Aggressive Growth Portfolio on any day that the New York Stock Exchange is open for business, and may purchase shares in the Fixed Income Portfolio on any day that the Federal Reserve System is open, by placing orders with Mutual Funds Service Co., the Portfolios' transfer agent (or its authorized agent). Cash investments must be transmitted or delivered in federal funds to the Portfolios' wire agent by the close of business on the day after the order is placed. Each Portfolio reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Portfolio or its shareholders and could adversely affect the Portfolio or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Portfolio shares. These requests are normally executed at the net asset value next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If payment for the purchase of shares is not received in a timely manner, the financial institution could be held liable for any loss incurred by a Portfolio.


You may buy or sell shares of the Portfolios through a processing organization (broker-dealer, bank or other financial institution). When shares are purchased this way, the intermediary may be the shareholder of record of the shares. The Portfolios may pay up to 0.35% of their average daily net assets to such intermediaries who, under a "platform" arrangement, take responsibility for providing record keeping, sub-accounting, redemption and/or other transfer related services, and other administrative services and functions to their account holders. These intermediaries may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. If you are purchasing shares of a Portfolio through a program of services offered or administered by a processing organization, you should read the program materials of such processing organization in conjunction with this Prospectus.


MINIMUM PURCHASES. The Portfolios have no investment minimums, however, the financial institutions and intermediaries that sell the Portfolios' shares may have established minimum values for the accounts that they handle.

                                DISTRIBUTION FEES


     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. None of the Portfolios has a 12b-1 plan.


     The underlying funds in which the Portfolios invest will typically have their own 12b-1 plans which permit payment of 12b-1 fees to or for the benefit of their investors, such as the Portfolios. The Portfolios will seek to obtain such payments, to be used to offset the payments to intermediaries providing the "platform" arrangements referred to above under "How to Buy Shares."

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

Shares are redeemed and funds withdrawn at net asset value per share, and there are no redemption fees. (See "Transaction Policies - Valuation of Shares.")

You may sell (redeem) shares through your financial institution or intermediary by following the procedures established when you opened your account.

WHEN REDEMPTIONS ARE EFFECTIVE. Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "Transaction Policies - Valuation of Shares.")

WHEN PAYMENTS ARE MADE. Normally, a Portfolio will pay for redeemed shares on the next Columbus, Ohio bank business day following the date of the redemption order, but it could take as long as seven days.

                               EXCHANGE PRIVILEGE

Shareholders of record may exchange shares of any Portfolio for shares of any other Portfolio on any business day by contacting the Portfolios' transfer agent directly. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. An exchange request received prior to the close of the New York Stock Exchange will be made at that day's closing net asset value.


Any exchange involves a redemption of all or a portion of the shares in one Portfolio and an investment of the redemption proceeds in shares of one of the other Portfolios. The exchange will be based on the respective net asset values of the shares involved, at the value next determined after the request is received. An exchange may be delayed briefly if redemption proceeds will not be available immediately for purchase of newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, each Portfolio may reject any exchange request and limit the use of the exchange privilege.


The exchange of shares of one Portfolio for shares of another Portfolio is treated for federal income tax purposes as a sale of the shares given in exchange and a shareholder may realize a taxable gain or loss on an exchange.

                              TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Portfolio's net assets by the number of its shares outstanding. The NAV for the Defensive Equity Portfolio, Growth Portfolio and Aggressive Growth Portfolio is not calculated on days when the New York Stock Exchange is closed. The NAV for the Fixed Income Portfolio is not calculated on days when the Federal Reserve System is closed. For a list of holidays when the New York Stock Exchange or the Federal Reserve System is closed, please see "Additional Purchase and Redemption Information" in the Statement of Additional Information.

Shares of the underlying funds are valued at their respective NAV's under the Investment Company Act of 1940. The Portfolios, with respect to their individual securities, and the underlying funds, value securities in their portfolios for which market quotations are readily available at their current market value. If market quotations are not readily available, securities are valued at their fair value determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees, or the board of directors of the underlying fund, as applicable. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost, which approximates fair market value.

The Defensive Equity Portfolio, Growth Portfolio and Aggressive Growth Portfolio may invest directly or in underlying funds which invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when these Portfolios do not price their shares. As a result, the value of the Defensive Equity Portfolio, Growth Portfolio and Aggressive Growth Portfolio may change on days when investors will not be able to purchase or redeem these Portfolios' shares.

BUY AND SELL PRICES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS. Each Portfolio, except The Fixed Income Portfolio, is open on those days when the New York Stock Exchange is open, typically Monday through Friday. The Fixed Income Portfolio is open on those days when the Federal Reserve System is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent or other authorized agent.

In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

                                 MORE ABOUT RISK

     A Portfolio's risk profile is largely defined by the Portfolio's principal securities and investment practices. You may find the most concise description of the Portfolio's risk profile in the summary information in the front of this Prospectus.

     The Portfolios are permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent a Portfolio utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The Portfolios follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that any of the Portfolios will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     This table shows each Portfolio's investment limitations as a percentage of the Portfolio's assets, if a percentage applies. In each case the principal types of risk are listed (see following pages for definitions). Numbers in this table show allowable usage only; for actual usage, consult the Portfolios' annual/semiannual reports.

NL -- No policy limitation on usage; Portfolio may be using currently P -- Permitted, but not typically used
NP -- Not permitted

                              DEFENSIVE   FIXED       AGGRESSIVE
                              EQUITY      INCOME      GROWTH      GROWTH
                              PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO

BORROWING; REVERSE            33-1/3%     33-1/3%     33-1/3%     33-1/3%
REPURCHASE  AGREEMENTS.
Leverage and credit risk.

COMPANIES WITH LIMITED        P           NP          NL          NL
OPERATING  HISTORIES.
Market, liquidity and
information risk.

CONVERTIBLE SECURITIES.       P           P           P           P
Market, interest rate,
prepayment and credit risk.

CURRENCY CONTRACTS.           NP          NP          NP          NP
Currency leverage, credit,
correlation, liquidity
and opportunity risks.

DEFENSIVE MEASURES.           100%        100%        20%         20%
Opportunity risk.

FOREIGN SECURITIES.           P           NP          P           P
Market, currency,
transaction, liquidity,
information and political
risk.

HEDGING STRATEGIES;           100%        100%        100%        100%
FINANCIAL FUTURES AND
OPTIONS; SECURITIES AND
INDEX OPTIONS.  Hedging,
correlation, opportunity,
leverage, interest rate,
market, and liquidity risks.

ILLIQUID AND RESTRICTED       15%         15%         15%         15%
SECURITIES. Market,
liquidity and transaction
risk.

INVESTMENT GRADE BONDS.       P           P           P           P
Interest rate, prepayment,
market and credit risk.

LONG/SHORT FUNDS.  Market,    P           NP          NL          NL
hedged leverage,
speculative leverage,
correlation, liquidity, and
opportunity risks.

REPURCHASE AGREEMENTS.        100%        100%        20%         20%
Credit risk.

SECTOR FOCUS. Market and      P           P           NL          NL
liquidity risk.

SECURITIES LENDING. Credit    33-1/3%     33-1/3%     33-1/3%     33-1/3%
risk.

SHORT SALES -                 NP          NP          P           P
  HEDGED.  Hedged leverage,
market correlation,
liquidity, and opportunity
risks.
  SPECULATIVE. Speculative
leverage, market, and
liquidity risks.

SHORT-TERM TRADING. Market    NL          NL          NL          NL
risk.

SMALL AND MID-SIZED COMPANY   NL          NP          NL          NL
SECURITIES. Market,
liquidity and information
risk.

WHEN-ISSUED SECURITIES AND    P           P           P           P
FORWARD COMMITMENTS.
Market, opportunity and
leverage risks.

                          RISK AND INVESTMENT GLOSSARY

     BORROWING AND REVERSE REPURCHASE AGREEMENTS refers to a loan of money from a bank or other financial institution undertaken by a Portfolio.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

     CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

     CORRELATION RISK occurs when a Portfolio "hedges" - uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

     CURRENCY RISK happens when a Portfolio buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

     DEFENSIVE MEASURES may be taken when the Portfolio's Adviser believes they are warranted due to market conditions. When this happens, the Portfolio may increase its investment in government securities and other short-term securities without regard to a Portfolio's investment restrictions, policies or normal investment emphasis. As a result, the Portfolio could be unable to achieve its investment objective.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Portfolio's share price. All of the Meeder Premier Portfolios' funds are diversified funds.

     FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

     FOREIGN SECURITIES are issued by companies located outside of the United States. A Portfolio considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

     HEDGING RISK comes into play when a Portfolio uses a security whose value is based on an underlying security or index to "offset" the Portfolio's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The Investment Company Act provides that a mutual fund whose shares are purchased by a Portfolio is obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying mutual fund's outstanding securities during any period of less than 30 days. Accordingly, shares held by a Portfolio in excess of 1% of an underlying mutual fund's outstanding shares will be considered not readily marketable securities, that together with any other illiquid securities, may not exceed 15% of that Portfolio's assets.

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the account that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     LONG/SHORT FUNDS are mutual funds or closed end investment companies that can take long and/or short positions in equity and/or debt securities of U.S. and foreign companies. Long/Short Funds buy equity and/or debt securities "long" that they believe will perform better than their peers. Long/Short Funds sell equity and/or debt securities "short" that they believe will underperform their peers. A long position is when the Long/Short Fund purchases equity and/or debt securities outright. A short position is when the Long/Short Fund sells an equity and/or debt security that it has borrowed with the expectation that the market price will drop and that the security will be able to be bought back at a lower price at a later date.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     REPURCHASE AGREEMENTS means the purchase of a security that must later be sold back to the issuer at the same price plus interest.

     SECTOR FOCUS occurs when a significant portion of a Portfolio's assets are invested in a relatively small number of related industries. None of the Portfolios will concentrate more than 25% of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

     SECURITIES   LENDING   means  the  lending  of   securities   to  financial
institutions, which provide cash or government securities as collateral.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date.

     SHORT-TERM TRADING means selling a security soon after purchase. A Portfolio engaging in short-term trading will have higher turnover and may have higher transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from a Portfolio, you will be taxed at ordinary tax rates.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks.

     TRANSACTION RISK means that the Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the Portfolios. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their preceding fiscal year.

     Information about the Portfolios (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the Portfolios, or make shareholder inquiries, please write, call or E-mail us at:

          Meeder Premier Portfolios
          6125 Memorial Drive
          Dublin, OH  43017
          614-760-2159
          Toll Free:  1-800-325-3539
          Fax:  614-766-6669

                            MEEDER PREMIER PORTFOLIOS
                         The Defensive Equity Portfolio
                                       and
                           The Fixed Income Portfolio
                               6125 Memorial Drive
                               Dublin, Ohio 43017


            STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER _, 2003
            ---------------------------------------------------------

This Statement of Additional Information pertains to the following Portfolios of the Meeder Premier Portfolios (the "Trust"): The Defensive Equity Portfolio and The Fixed Income Portfolio. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Trust dated October _, 2003. A copy of the Prospectus may be obtained from the Meeder Premier Portfolios, at the above address, or by calling: 1-800-325-3539, or
(614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


                                TABLE OF CONTENTS
                                                                        PAGE
                                                                        ----
     Description of the Trust
     Investment Policies and Related Matters
     General
     Defensive Investment Strategy
     The Defensive Equity Portfolio
     The Fixed Income Portfolio
     Ratings
     Hedging Strategies
     Investment Restrictions
     Portfolio Turnover
     Purchase and Sale of Portfolio Securities
     Valuation of Portfolio Securities
     Calculation of Average Annual Total Return Before Taxes
     Calculation of Average Annual Total Return After Taxes
       on Distributions
     Calculation of Average Annual Total Return After Taxes
       on Distributions and Sale of Portfolio Shares
     Calculation of Yield - The Fixed Income Portfolio
     Comparative Performance Information
     Additional Purchase and Redemption Information
     Investment Adviser and Manager
     Officers and Trustees
     Distributions and Taxes
     Other Services
     Anti-Money Laundering Program
     Proxy Voting Procedures
     Principal Holders of Outstanding Shares
     Financial Statements

     INVESTMENT ADVISER                                TRANSFER AGENT
     ------------------                                --------------
     Meeder Asset Management, Inc.           Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

BACKGROUND
----------


     The Trust is a Massachusetts business trust organized on August 29, 2003, as an open-end management investment company with four initial constituent portfolios or funds (singly a "Portfolio" and collectively, the "Portfolios"), each of which is diversified. The business and affairs of the Trust are under the direction of its Board of Trustees.


     As stated in "Investment Policies and Related Matters," each Portfolio's investment objectives and policies are not fundamental and may be changed by the Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of each Portfolio, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Portfolios, see "Investment Adviser and Manager" and "Officers and Trustees."

SHARES OF BENEFICIAL INTEREST
-----------------------------


     The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Portfolios and to create additional Portfolios. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Portfolio of the Trust will issue its own series of shares of beneficial interest. The shares of each Portfolio represent an interest only in that Portfolio's assets (and profits or losses) and in the event of liquidation, each share of a particular Portfolio would have the same rights to dividends and assets as every other share of that Portfolio.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together. On an issue affecting a particular Portfolio, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Portfolio. If, on the other hand, voting on a Distribution Plan were proposed, approval of the Plan by the shareholders of a particular Portfolio would make the Plan effective as to that Portfolio, whether or not it had been approved by the shareholders of the other Portfolios.

     When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of any other Portfolio. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the shares of the Trust or the Portfolio, as determined by the current value of each shareholder's investment in the Portfolio or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the Portfolios will continue indefinitely.


TRUSTEE LIABILITY
-----------------

     The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

GENERAL
-------

     The investment policies set forth below in this section represent the Portfolios' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Trust without shareholder approval. The Manager of the Portfolios places a high degree of importance on protecting portfolio values from severe market declines. Consequently, a Portfolio's assets may at times be invested for defensive purposes in bonds and money market instruments (See "Defensive Investment Strategy" and "Money Market Instruments and Bonds," below.)

     Because the Manager intends to employ flexible defensive investment strategies when market trends are not considered favorable, the Manager may occasionally change the entire portfolio in either of the Portfolios. High transaction costs could result when compared with other funds.

DEFENSIVE INVESTMENT STRATEGY
-----------------------------

     The Defensive Equity Portfolio and The Fixed Income Portfolio are asset allocation mutual funds. The Manager has been involved in the application of tactical asset allocation, with over 25 years experience managing market risk, in all stock and bond market conditions.

     Studies have revealed the importance of the asset allocation decision. The Manager believes the choice of the correct asset class has often contributed more to investment performance than the selection of a sector or individual security. Yet the typical investor and mutual fund manager often focus instead on an individual security or sector.

     Since 1974, the Manager's tactical asset allocation discipline, called "Defensive Investing", has addressed the asset allocation decision by making shifts in the mix of stocks, bonds and cash in a portfolio. "Defensive Investing" is based on mathematical principles and historical precedent.

     The Manager's tactical asset allocation discipline is based upon daily monitoring of over 50 technical and fundamental market indicators. Among the factors that the Manager monitors in an attempt to assess the current market environment are the following:

     o INDEX EVALUATION. The trend of stock market indexes and comparative analysis of the various indexes to evaluate the market's relative strengths and weaknesses.

     o DIVERGENT MARKET ACTIVITY. Comparison of internal measurements of the market to the trend of prices.

     o MONETARY AND INTEREST RATE TRENDS. The trends of interest rates and monetary conditions.

     o INVESTOR SENTIMENT. The effect of current opinion on the market environment.

     o VOLUME RELATIONSHIP TO PRICE. Comparison of volume measurements to price trends.

     o    EXTREME MARKET ACTIVITY. Short-term overbought or oversold conditions.

     The Manager maintains the flexibility to be fully invested in the stock or bond markets during favorable market conditions.

     The stock market has historically offered returns that have exceeded those available from bonds or money market instruments. Through the Manager's asset allocation process, it strives to protect shareholders during unfavorable, high risk markets and participate in rising low risk markets.

     Investors seeking a higher level of income than Treasury bills or money market instruments have often invested in intermediate to long-term bonds. Bond investors have historically been most vulnerable not to defaults on individual bonds, but to changes in interest rates that drive bond prices up or down.

     The Manager believes the appropriate way to defend assets against shifts in interest rates is to be invested in long-term bonds only when the trend of interest rates is stable or declining. To determine the bond market environment, the Manager monitors the following indicators:

     o TREND - the movement of U.S. government securities prices compared to moving averages

     o    YIELD CURVE - yield levels of various maturities at a point in time

     o    MOMENTUM - identifiable levels of "extreme" price movement

     "Defensive Investing" examines and incorporates past market history in order to learn something about the markets of the future.

     For example, the gains offered by the U.S. stock market during the 1980s and 1990s were surpassed only by the returns available during the 1950s. Therefore, the Manager believes that the stock market of the next decade will look less like the 1980s and 1990s and more like the historical average in terms of returns and volatility. Further, there has never been a time when investors in U.S. bonds have been rewarded as well as they were during the 1980s and 1990s. The Manager believes absolute returns for bond investors in the next decade will decrease from the 1980s and 1990s. In order for this decade's returns to approach those of the 1980s and 1990s, long-term interest rates would have to fall below 3%.

     DECADES OF THE PAST

                   STOCKS                BONDS
                   --------------------------------------
                         DOWN                   DOWN
     DECADE        RETURN     YEARS      RETURN     YEARS
     ----------------------------------------------------
     1990s**       432.3%       1        109.8%       2
     1980s*        405.5%       1        220.8%       1
     1970s*         77.4%       3         70.8%       3
     1960s*        111.9%       3         14.9%       3
     1950s*        488.0%       2         (1.0%)      2
     1940s*        141.1%       3         37.0%       3
     1930S*         (1.0%)      6         61.3%       6
     ----------------------------------------------------
 * Source: DeMarche Associates
** Source: Morningstar, Inc. (S&P 500  Stock  Index -  Stocks;  Lehman  Brothers
   Aggregate Bond Index - Bonds)

     The Portfolios will strive to reduce or eliminate downside risk during adverse stock, bond and foreign currency markets and to participate in positive risk reward market conditions, without excessive risk to principal.

THE DEFENSIVE EQUITY PORTFOLIO
------------------------------


     The Manager will select mutual funds for inclusion in the Defensive Equity Portfolio on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Defensive Equity Portfolio.

     Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments. The Portfolio will not invest in other funds of the Meeder Premier Portfolios family of funds or other mutual funds which are also managed by the Manager.

     The Portfolio will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolio may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Portfolio.

     The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "How does the Portfolio pursue its investment goal?" under "More Information about the Portfolios" in the Portfolios' Prospectus.)

     The Portfolio may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Portfolio's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase.
If, in the Manager's opinion, the Portfolio should have exposure to certain stock indices and the Portfolio can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Portfolio itself, it may invest up to 100% of its assets to do so.

     In purchasing shares of other mutual funds the Defensive Equity Portfolio will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     The Defensive Equity Portfolio has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Defensive Equity Portfolio's outstanding shares. These restrictions are applicable to the Defensive Equity Portfolio and are described elsewhere in this Statement of Additional Information.

     The Defensive Equity Portfolio may only purchase up to 3% of the total outstanding securities of any underlying mutual fund, unless it has obtained an exemptive order from the Securities and Exchange Commission permitting the Defensive Equity Portfolio to exceed the 3% limitation. The holdings of any
"affiliated persons" of the Trust and the Portfolios, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, the Defensive Equity Portfolio will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by the Defensive Equity Portfolio may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by the Defensive Equity Portfolio in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by the Defensive Equity Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases, the Defensive Equity Portfolio may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     Portfolio investment decisions by an underlying mutual fund will be made independent of investment decisions by other underlying mutual funds. Therefore, an underlying mutual fund may be purchasing shares of a company whose shares are simultaneously being sold by some other underlying mutual fund. The result of this would be an indirect transaction expense (principally commissions) for the Defensive Equity Portfolio, without its having changed its investment position.

     The Defensive Equity Portfolio may invest in common stocks based upon the criteria described in its investment objectives. Because the Defensive Equity Portfolio will only invest directly in common stocks to replicate the performance of popular stock market indices the selection of stocks would be limited to those stocks found in a particular index. Generally, investments in common stocks will not exceed 25% of the Portfolio's net assets.

     For temporary defensive purposes, the Defensive Equity Portfolio may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market instruments. The Defensive Equity Portfolio may engage in hedging transactions to the extent and for the purposes set forth in the Portfolio's Prospectus.

MONEY MARKET INSTRUMENTS AND BONDS
----------------------------------


THE DEFENSIVE EQUITY PORTFOLIO
------------------------------


     When investing in money market funds and money market instruments or bonds, the Defensive Equity Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities:

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - Bank obligations and instruments secured thereby are obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers'
          acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Portfolio invest more than 10% of its assets in time deposits.

     * High Quality Commercial Paper - The Defensive Equity Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Defensive Equity Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - The Portfolio may invest in high grade corporate obligations. High grade corporate obligations are obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     * Repurchase Agreements Pertaining to the Above - The Portfolio may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System.

          A repurchase agreement is an instrument under which the purchaser (i.e., a Portfolio) acquires ownership of a debt security and the seller agrees, at the time of the sale, to purchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities could be any of those described above, some of which might bear maturities exceeding one year. A Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of each Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. A Portfolio may enter into repurchase agreements with its custodian (Huntington National Bank, Columbus) when it is advantageous to do so. No Portfolio will invest more than 15% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days.

THE FIXED INCOME PORTFOLIO
--------------------------

     When investing in money market instruments, the Fixed Income Portfolio will limit its purchases, denominated in U.S. dollars, to securities which are rated as investment grade or, in the case of commercial paper, are rated A-2, P-2 or better.

     The Manager exercises due care in the selection of money market instruments, bonds, bond funds and mutual funds investing in fixed income securities of investment grade. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a particular Portfolio.

RATINGS
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   A-1 and P-1 Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price. The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. A Portfolio could suffer a loss if the bank or securities broker with which the Portfolio had a repurchase agreement were to default.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

HEDGING STRATEGIES
------------------

     Each Portfolio may engage in hedging transactions in carrying out their investment policies. A hedging program may be implemented for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Portfolio's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Portfolio's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Portfolio while the manager is making a change in the Portfolio's investment position.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     The objective of an option, futures or forward contract transaction could be to protect a profit or offset a loss in a Portfolio from future price erosion. Or, the objective could be to acquire the right to purchase a fixed amount of securities or currency at a future date for a definite price. In either case it would not be necessary for a Portfolio to actually buy or sell the securities or currency currently. Instead, the hedge transaction would give the Portfolio the right at a future date to sell, or in other instances buy, the particular securities or currency under consideration or similar securities. The value of shares of common stock, the face amount of currency or the face amount of government bonds or notes covered by the hedge transaction would be the same or approximately the same, as the quantity held by the Portfolio or the quantity under consideration for purchase.

     In lieu of the sale of a security or currency, an option transaction could involve the purchase of a put option contract, which would give a Portfolio the right to sell a common stock, government bond, currency or futures contract on an index (see below), at a specified price until the expiration date of the option. A Portfolio will only purchase a put option contract on a stock, currency or bond when the number of shares of the issuer's stock, face amount of currency or the face amount of government bonds involved in the option transaction are equal to those owned by the Portfolio. Limitations on the use of put option contracts on an index are described below.

     Also, in lieu of the sale of securities or currency, a futures transaction could involve the sale of a futures contract which would require a Portfolio either (a) to deliver to the other party to the contract the securities specified and receive payment at the price contracted for, prior to the expiration date of the contract, or (b) to make or entitle it to receive payments representing (respectively) the loss or gain on the currency, security or securities involved in the futures contract.

     Also, in lieu of the sale of a currency, a forward contract could involve the sale of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Portfolio will possess on the delivery date. Entering into a forward contract will reduce the affect on net asset values of currency exchange rates on the portion of the currency that is sold.

     The securities involved in an option or futures contract may be currency, stocks or government bonds, or a group of stocks represented by a popular stock market index, and they need not be exactly the same as those owned by a Portfolio. The Investment Adviser will select the futures contract, which involves a security, group of securities, or index which it feels is closest to a mirror image of the investments held by the Portfolio. However, the securities involved in the contract need not be exactly the same as those owned by a Portfolio, and this may entail additional risk, as described below.

     To the extent that a Portfolio enters into futures contracts which sell an index or group of securities short and which therefore could require the Portfolio to pay the other party to the contract a sum of money measured by any increase in a market index, the Portfolio will be exposing itself to an indeterminate liability. On the other hand, a Portfolio should increase or decrease in value to approximately the same extent as the market index or group of securities, so any loss incurred on the contract should be approximately offset by unrealized gains in Portfolio positions. Such an outcome is not guaranteed, and it would be possible for the value of the index and the Portfolio to move in opposite directions, in which case the Portfolio would realize an unexpected gain or loss.

     A Portfolio will only sell an index short when the Investment Adviser has decided to reduce a Portfolio's risk for defensive purposes. The Portfolio will close out the open liability as soon as the Investment Adviser decides that a defensive posture is no longer appropriate or the open liability represents an inappropriate risk in the circumstances. In shorting an index, a Portfolio will segregate assets to the full value of the contract and maintain and supplement such segregation to the extent necessary until the short position is eliminated.

     In lieu of the purchase of a security or currency, an option transaction could involve the purchase of a call option, which would give the Portfolio the right to buy a specified security (common stock or government bonds) or currency or index aggregate at a specified price until the expiration date of the option contract. Sufficient cash or money market instruments will be segregated and maintained in reserve to complete the purchase. The Portfolio will only purchase call options when the shares of stock or face amount of currency or face amount of bonds or value of the index aggregate included in the option are equal to those planned to be purchased by the Portfolio.

     In lieu of the purchase of securities or currency, a futures transaction could involve the purchase of a futures contract, which would either (a) require the Portfolio to receive and pay for the securities or currency specified in the futures contract at the price contracted for prior to the expiration date of the contract, or (b) require the Portfolio to make payment or receive payment representing (respectively) the loss or gain on the currency, security or securities involved in the contract. The securities may be government bonds, stocks, or a group of stocks such as a popular stock market index, and need not be exactly the same as those intended to be purchased by the Portfolio. The Investment Adviser will select the contract (therefore the group of securities) which it believes is most similar to those desired to be purchased by the Portfolio.

     Also, in lieu of the purchase of a currency, a forward contract could involve the purchase of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Portfolio will need to possess on the delivery date. Entering into a forward contract for the purchase of a foreign currency will cause the fluctuations of currency exchange rates to affect the net asset value for the portion of the currency that is purchased.

     A Portfolio may sell any put or call option contracts it enters into. Such a transaction would normally be used to eliminate or close out a hedged position. A Portfolio may also buy or sell futures contracts to eliminate or close out a hedged position.

     Option contracts will be purchased through organized exchanges and will be limited to those contracts that are cleared through the Options Clearing Corporation. Organized exchanges that presently trade option contracts are the Chicago Board Options Exchange, the American Stock Exchange, the Philadelphia Stock Exchange, the Pacific Stock Exchange, and the New York Stock Exchange.

     Futures contracts will only be entered into through an organized exchange. The exchanges which presently trade financial futures contracts are the New York Futures Exchange, the Chicago Mercantile Exchange, the Chicago Board of Trade, the Kansas City Board of Trade, and the International Monetary Market (at the Chicago Mercantile Exchange).

     Forward contracts for foreign currency will only be entered into with security brokers which are also primary dealers for U.S. Government securities as recognized by the U.S. Federal Reserve Banks or U.S. banks which are members of the Federal Reserve System.

     Put and call options and financial futures contracts are valued on the basis of the daily settlement price or last sale on the exchanges where they trade. If an exchange is not open, or if there is no sale, the contract is valued at its last bid quotation unless the Trustees determine that such is not a fair value. Forward contracts are valued based upon currency dealer quotations for reversing the position. In the case of a futures contract which entails a potential liability for a gain in a market index, the liability is valued at the last sale of an offsetting contract or if there was no sale, at the last asked quotation unless the Trustees determine that such does not fully reflect the liability.

     In conducting a hedging program for the Portfolios, the Investment Adviser may occasionally buy a call on an index or futures contract and simultaneously sell a put on the same index or futures contract. Or, in other circumstances, it may sell a call and simultaneously buy a put on the same index or futures contract.

     When conducting a hedging program on behalf of a Portfolio, the Portfolio will establish and maintain with the Custodian segregated accounts for the deposit and maintenance of margin requirements. Such deposits will be in the form of cash or U.S. Government securities in amounts as shall be required from time to time by the broker or the exchange on which the transactions are effected for the Portfolio.

     For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as The Meeder Premier Portfolios. All futures transactions for the Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     A Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     Each Portfolio expects that any gain or loss on hedging transactions will be substantially offset by any gain or loss on the securities underlying the contracts or being considered for purchase. There can be no guarantee that a Portfolio will be able to realize this objective.

INVESTMENT RESTRICTIONS
-----------------------

     Each Portfolio's investment objective and, except as otherwise noted, the policies by which each Portfolio seeks to achieve its objective, may be changed without the approval of shareholders. No changes are contemplated at this time, but a change in investment objective or policies could result in a Portfolio no longer being appropriate for an investor.


     The Trust has adopted a policy on behalf of the Defensive Equity Portfolio and the Fixed Income Portfolio requiring that shareholders of such Portfolios be given at least 60 days prior notice (in a manner required by rules of the Securities and Exchange Commission) of any change in policy requiring under normal circumstances that at least 80% of the Portfolio's assets be invested in equity funds or securities or fixed income securities, respectively.


     Each Portfolio is subject to certain investment restrictions, which are set forth below. Any investment restriction that is denoted as "fundamental" may be changed only by the approval of a majority of a Portfolio's shareholders. In this situation, majority means the lesser of (i) 67% of the Portfolio's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Portfolio's outstanding shares.

     Any investment policy or restriction in the Prospectus or this Statement of Additional Information which involves a maximum percentage of securities or assets, except those dealing with borrowing, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


     THE FOLLOWING ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY AND MAY BE CHANGED ONLY BY THE APPROVAL OF SHAREHOLDERS; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT EITHER PORTFOLIO FROM INVESTING ALL OR PART OF ITS ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WHICH MAY HAVE DIFFERENT FUNDAMENTAL INVESTMENT LIMITATIONS. NEITHER OF THE PORTFOLIOS WILL:


     (a)  Issue senior securities;

     (b)  Act as underwriter of securities of other issuers;

     (c)  Invest in real estate except for office purposes;

     (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (e) Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation to the extent permitted by law;

     (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (h) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;


     (i) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted;

     (j) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days; and

     (k) borrow money except that a Portfolio may borrow money from banks in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings); and

     (l) invest more than 25% of a Portfolio's total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their total assets) in the same industry, provided that (i) through its investment in underlying funds, a Portfolio indirectly may invest more than 25% of its total assets in one industry.


PORTFOLIO TURNOVER
------------------

     The portfolio turnover rate for a Portfolio is calculated by dividing the lesser of purchases or sales by such Portfolio of investment securities for the particular fiscal year by the monthly average value of investment securities owned by the Portfolio during the same fiscal year. Investment securities for purposes of this calculation do not include securities with a maturity date less than twelve months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of investment securities for a particular year were equal to the average monthly value of the investment securities owned during such year.

PURCHASE AND SALE OF PORTFOLIO SECURITIES
-----------------------------------------

     All orders for the purchase or sale of portfolio securities are placed on behalf of each Portfolio by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio expenses.

     Each Portfolio may execute portfolio transactions with broker-dealers that provide research and execution services to the Portfolio or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of a Portfolio may be useful to the Manager in rendering investment management services to the Portfolio or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Portfolio to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.


     The Manager is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the Portfolios or shares of other series of the Meeder Premier Portfolios to the extent permitted by law.


     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward payment of the Portfolio's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of each Portfolio periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolios and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

     From time to time, the Trustees of the Trust will review whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Trust intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for a Portfolio to seek such recapture.

     Investment decisions for each Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Portfolios or accounts. Simultaneous transactions are inevitable when several Portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Portfolio.

     When two of the Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Portfolios is concerned. In other cases, however, the ability of a Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Manager as investment adviser to each Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION OF PORTFOLIO SECURITIES
---------------------------------


     Securities of the underlying funds owned by a Portfolio are valued at their respective net asset values ("NAV"). Securities owned by a Portfolio and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit commercial paper, etc.) in the Portfolios, having maturities of 60 days or less, are valued at amortized cost if not materially different from market value. Shares of the underlying funds are valued at their respective net asset values under the Investment Company Act of 1940. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees. In the Fixed Income Portfolio, securities are valued each day at 4:00 p.m.


     Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES
-------------------------------------------------------

     From time to time The Defensive Equity and Fixed Income Portfolios may advertise their average annual total returns for various periods of time. When applicable, depending on the Portfolio, the periods of time shown will be for a one-year period; a five-year period; a ten-year period (or relevant portion thereof) and since inception. The calculation assumes the reinvestment of all dividends and distributions.

     An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Portfolio will vary depending upon interest rates, the current market value of the securities held by the Portfolio, and changes in the Portfolio's expenses.

     When applicable, depending on the Portfolio, the periods of time shown will be for a one-year period, a five-year period, a ten-year period (or relevant portion thereof) and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Portfolio will assume a hypothetical investment of $1,000 at the beginning of each period. It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P (1+T)^n = ERV
     P = initial investment of $1,000
     T = average annual total return
     n = Number of years
     ERV = ending redeemable value at the end of the base period

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
-----------------------------------------------------------------------

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period but assumes that the redemption itself had no tax consequences.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     Each Portfolio's  sales  literature and advertising  commonly refer to this
calculation   as  a   Portfolio's   after-tax   average   annual   total  return
(pre-liquidation).

     The following SEC formula is used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return (after taxes on distributions)
     n    =  number of years
     ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF PORTFOLIO SHARES
--------------------------------------------------------------------------------

     Average annual total return after taxes on distributions and sale of a Portfolio's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of a fund's shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of taxes upon sale of Portfolio shares.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     Each Portfolio's  sales  literature and advertising  commonly refer to this
calculation   as  the   Portfolio's   after-tax   average  annual  total  return
(post-liquidation).

     The following SEC formula is used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P     =  a hypothetical initial payment of $1,000
     T     =  average  annual total return  (after  taxes on  distributions  and redemptions)
     n     =  number of years
     ATVDR =  ending  value  of  a  hypothetical  $1,000  payment  made  at  the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

CALCULATION OF YIELD - THE FIXED INCOME PORTFOLIO
-------------------------------------------------

     From time to time the Fixed Income Portfolio may advertise its thirty-day yield quotation. It is computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

     YIELD = 2 [((A - B)/cd + 1)^6 - 1]

a = income earned during the period
b = expense accrued for the period
c = average number of shares outstanding during the period d = offering price per share on the last day of the period

     Quotations of yield for the Fixed Income Portfolio will be accompanied by total return calculations current to the most recent calendar quarter. Total return will be calculated in the manner described above (See "Calculation of Total Return").

NONSTANDARDIZED TOTAL RETURN
----------------------------

     In addition to the performance information described above, the Portfolios may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. The
Portfolios may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

COMPARATIVE PERFORMANCE INFORMATION
-----------------------------------

     Comparative performance information may be used from time to time in advertising or marketing information relative to the Portfolios, including data from Lipper Analytical Services, Inc., IBC/Donoghue Money Portfolio Report, Morningstar Mutual Portfolio Report, other publications, various indices or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

     The Defensive Equity Portfolio is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2003: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     The Defensive Equity Portfolio's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.


     The Fixed Income Portfolio is open for business and its NAV is calculated each day that the Federal Reserve System is open. The NAV for the Fixed Income Portfolio is calculated on each such day at 4:00 p.m.


     Shareholders of each Portfolio will be able to exchange their shares for shares of any other Portfolio (each a "Meeder Premier Portfolios' Portfolio"). No fee or sales load will be imposed upon the exchange.

     Additional details about the exchange privilege are available from the Portfolio's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice and the Portfolio has the right to reject any exchange application relating to such Portfolio's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Portfolio suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, each Portfolio has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     REDEMPTIONS IN KIND. The Meeder Premier Portfolios has reserved the right to make payments in whole or in part in securities or other assets of a Portfolio, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Portfolio. In these circumstances, the securities distributed would be valued at the price used to compute the Portfolio's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Portfolio does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------

     Meeder Asset Management, Inc. (the "Manager"), is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Portfolio.


     Pursuant to the terms of the Trust's Investment Advisory Agreement, the Manager has agreed to provide an investment program within the limitations of each Portfolio's investment policies and restrictions.

     The Investment Advisory Agreement was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The Agreement is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

     The Investment Advisory Agreement will terminate automatically if assigned and may be terminated with respect to a Portfolio without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Trust or by the Manager.

     Under the terms of the Investment Advisory Agreement, the Adviser manages each Portfolio's investments subject to approval of the Board of Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the nominal annual rate of 1.00% of the average daily net assets of each Portfolio. The Adviser may waive all or part of its fee or reimburse the Portfolios' expenses, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees or reimburse the Portfolios' expenses in the future. Currently the Adviser intends to limit the Portfolio's annual operating expenses to 0.75%.

     Meeder Asset Management, Inc., formerly R. Meeder & Associates, Inc., was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

The Manager's officers and directors are: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer; and Wesley F. Hoag, Vice President, General Counsel and Secretary. Mr. Robert S. Meeder, Sr. is a Trustee of the Trust. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust.

     The Manager may use its resources to pay expenses associated with the sale of each Portfolio's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Portfolio's shares. However, the Portfolios do not pay the Manager any separate fees for this service.

                              OFFICERS AND TRUSTEES
                              ---------------------


     The Board of Trustees oversees the management of the Trust and elects its officers. The officers are responsible for the Portfolios' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The term "Fund Complex" refers to: the Trust's four Portfolios, i.e, Defensive Equity, Growth, Aggressive Growth and Fixed Income; The Flex-funds, a no-load family of mutual funds managed by the Manager; and the Meeder Adviser Funds, a family of mutual funds managed by the Manager. Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager.
Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940)of the Trust are indicated by an asterisk (*).


"Non-Interested" Trustees
------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                                                    Portfolios
                                         Year First                                 in Fund       Other
                                         Elected A                                  Complex       Trusteeships
                                         Trustee of     Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Trust1         During Past Five Years      Trustee       Trustee2
------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         2003           President, Winston          15            The Flex-funds
60                                                      Financial, Inc., which                    (7 portfolios),
Winston Financial, Inc.                                 provides a variety of                     Meeder Advisor
200 TechneCenter                                        marketing and consulting                  Funds (3
Drive, Suite 200                                        services to investment                    portfolios) and
Milford, OH  45150                                      management companies;                     Money Market
                                                        CEO, Winston Advisors,                    Portfolio
                                                        Inc., an investment
                                                        adviser;
------------------------------------------------------------------------------------------------------------------
STUART M. ALLEN, 42      Trustee         2003           President of Gardiner       4             None
Gardiner Allen                                          Allen Insurance Agency,
Insurance Agency, Inc.                                  Inc.
1890 Northwest
Boulevard
Columbus, OH 43212

------------------------------------------------------------------------------------------------------------------
ANTHONY D'ANGELO, 43     Trustee         2003           General Sales Manager       4             None
WTTE Fox-28                                             of WTTE FOX-28, a
1261 Dublin Road                                        television station
Columbus, OH 43215                                      owned and operated by
                                                        Sinclair Broadcast
                                                        Group

------------------------------------------------------------------------------------------------------------------

"Interested" Trustees3
------------------------------------------------------------------------------------------------------------------
                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Trustee                                    in Fund       Other
                                         and/or                                     Complex       Trusteeships
                                         Officer of     Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Trust1         During Past Five Years      Trustee       Trustee
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee         2003           Chairman of Meeder Asset    15            The Flex-funds
SR.+, 74                                                Management, Inc., an                      (7 portfolios),
                                                        investment adviser;                       Meeder Advisor
                                                        Chairman and Director of                  Funds (3
                                                        Mutual Funds Service Co.,                 portfolios) and
                                                        each Portfolio's transfer                 Money Market
                                                        agent; Director of                        Portfolio
                                                        Adviser Dealer Services,
                                                        Inc., a broker-dealer.
------------------------------------------------------------------------------------------------------------------
Robert S. Meeder,        Trustee and     2003           President of Meeder Asset   15            The Flex-funds
Jr., 41                  President                      Management, Inc.                          (7 portfolios),
                                                                                                  Meeder Advisor
                                                                                                  Funds (3
                                                                                                  portfolios) and
                                                                                                  Money Market
                                                                                                  Portfolio
------------------------------------------------------------------------------------------------------------------

Other Officers4
-------------------------------------------------------------------------------------------------------
                                                 Year First
                                                 Elected an
                                                 Officer of      Principal Occupation(s)
Name, Address and Age    Position Held           the Trust1      During Past Five Years
-------------------------------------------------------------------------------------------------------
DONALD F. MEEDER+, 64    Assistant Secretary     2003            Assistant Secretary and Vice
                                                                 President of Meeder Asset
                                                                 Management, Inc.; Assistant
                                                                 Secretary of Mutual Funds Service
                                                                 Co., each Portfolio's transfer agent.
-------------------------------------------------------------------------------------------------------
WESLEY F. HOAG+, 46      Vice President and      2003            Vice President, Secretary and
                         Secretary                               General Counsel of Meeder Asset
                                                                 Management, Inc. and Mutual Funds
                                                                 Service Co., each Portfolio's
                                                                 transfer agent; Secretary of Adviser
                                                                 Dealer Services, Inc., a
                                                                 broker-dealer (since July 1993);
                                                                 Attorney, Porter, Wright, Morris &
                                                                 Arthur, a law firm (October 1984 to
                                                                 June 1993).
-------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN+, 33   Treasurer               2003            Treasurer and Manager/
                                                                 Portfolio Accounting and Financial
                                                                 Reporting, Mutual Funds Service Co.,
                                                                 each Portfolio's transfer agent
                                                                 (since April 1997).

-------------------------------------------------------------------------------------------------------

1 Trustees and Officers of the Portfolios serve until their resignation, removal or retirement.

2 This includes all trustee or directorships (other than those in the Portfolio Complex) that are held by each trustee as a director of a public company or a registered investment company.


3 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.


* Deemed an "interested person" of the Trust by virtue of his position as an officer and/or employee of Meeder Asset Management, Inc., the investment adviser of the Portfolios.

+ P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.


FUND SHARES OWNED BY TRUSTEES AS OF SEPTEMBER 30, 2003

--------------------------------------------------------------------------------------------------------
                                                                 Aggregate Dollar Range1 of Equity
                                                                 Securities in all Registered Investment
                                 Dollar Range of Equity          Companies Overseen by Trustee in Family
Name of Trustee                  Securities in the Portfolios1   of Investment Companies
--------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees
Stuart M. Allen                  None                            None
--------------------------------------------------------------------------------------------------------
Anthony D'Angelo                 None                            None
--------------------------------------------------------------------------------------------------------
Charles A. Donabedian            None                            None
--------------------------------------------------------------------------------------------------------
"Interested" Trustees

Robert S. Meeder, Sr.            Defensive Equity
                                 Portfolio - $10,001 -
                                 $50,000
                                 Growth Portfolio -
                                 $10,001 - $50,000
                                 Aggressive Growth
                                 Portfolio - $10,001 -
                                 $50,000
                                 Fixed Income Portfolio -        $50,001 - $100,000
                                 $10,001 - $50,000
--------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.            None                            None
--------------------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.

None of the non-interested Trustees or their immediate family members own beneficially or of record any securities of Meeder Asset Management, Inc., the investment adviser to the Portfolios, or any person directly or indirectly controlling, controlled by or under common control with Meeder Asset Management, Inc. (collectively "Related Persons"). The Portfolios do not have a principal underwriter.

BENEFICIAL OR RECORD OWNERSHIP OF NON-INTERESTED TRUSTEES IN
INVESTMENT ADVISER OR ITS RELATED PERSONS AS OF SEPTEMBER 30, 2003:

                         Name of Owners
                         and Relationships                                      Value of       Percent of
Name of Trustee          to Trustee          Company        Title of Class      Securities     Class
---------------          ----------          -------        --------------      ----------     -----
Stuart M. Allen          N/A                 None           None                None           None

Anthony D'Angelo         N/A                 None           None                None           None

Charles A. Donabedain    N/A                 None           None                None           None

     The following table shows the compensation paid by Fund Complex as a whole to the Trustees of the Funds and the Fund Complex as of September 30, 2003.

                               COMPENSATION TABLE

                                                                  Total
                                     Pension or                   Compensation
                                     Retirement                   from
                       Aggregate     Benefits      Estimated      Trust and
                       Compensation  Accrued as    Annual         Fund Complex
                       from the      Part of Fund  Benefits Upon  Paid to
Trustee                Trust         Expense       Retirement     Trustees1, 2
-------                -----         -------       ----------     ------------

Robert S. Meeder, Sr.  None          None          None           None

Robert S. Meeder, Jr.  None          None          None           None

Charles A. Donabedian  $1,772(1)     None          None           $_____

Stuart M. Allen        $1,772(1)     None          None           $1,772(2)

Anthony D'Angelo       $1,772(1)     None          None           $1,772(2)

1 Represents estimated Trustee fees for the period from October _, 2003 through December 31, 2003.

2 The Fund Complex consists of 15 portfolios or series of 4 investment companies.

     Each Trustee who is not an "interested person" of the Trust is paid a meeting fee of $250 per meeting for each of the Portfolios in the Trust. For each of the Portfolios in the Trust, each Trustee is paid a fee of 0.00375% of the amount of each such Portfolio's average net assets exceeding $15 million. Members of the Audit Committee for the Trust are paid $500 for each Committee meeting. All other officers and Trustees serve without compensation from the Portfolios or the Trust.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust:
Charles Donabedian, Stuart Allen and Anthony D'Angelo. The Nominating Committee is comprised of the following independent Trustees of the Trust: Stuart Allen, Anthony D'Angelo and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust at 6125 Memorial Drive, Dublin, Ohio 43017.

     The Trustees considered and approved each Portfolio's investment advisory agreement with the Manager. In connection with this approval, the Trustees, with the advice and assistance of legal counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services to be provided to each Portfolio by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees to be charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Portfolio relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Portfolio;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Portfolio;


     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Portfolios;

     o the investment approach to be used by the Manager in the daily management of each of the Portfolios;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars to be received by the Manager from Portfolio trades;

     o any commissions to be received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of each Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolios and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolios.

     The Trustees also considered various improvements and upgrades in shareholder services, the increase in the scope of administrative services to be provided to the Portfolios by the Manager's affiliate, Mutual Funds Service Co., and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.


     As of October 13, 2003, Mr. Robert S. Meeder, Sr., a Trustee of the Trust, in his capacity as a trustee of the Robert S. Meeder Declaration of Trust dated December 28, 1995, controls each of the Portfolios by owning, in the aggregate, 100% of each Portfolio's total outstanding shares. It is expected that once the shares of the Portfolios are offered to the public, Mr. Meeder will no longer control the Portfolios.

     The Trust and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the the Portfolios. However, each such Code restricts personal investing practices by officers of the Trust, directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust also restricts personal investing practices of Trustees of the Trust who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Portfolio shareholders before the interest of people who manage the Portfolios.


                              DISTRIBUTIONS & TAXES
                              ---------------------

     Dividends and capital gains distributions are ordinarily taxable to shareholders in the year distributed. However, under the Tax Act, the Trust is permitted to make distributions up to February 1 and have them apply to the previous tax year. The Trust expects to make such a distribution in the Defensive Equity Portfolio in future years.

     A shareholder is taxed on capital gains and income realized by the Trust, regardless of the length of time he has been a shareholder. Thus a shareholder may receive capital gains distributions shortly after purchasing shares, and this will reduce the market value of the shares by the amount of the distribution. The shareholder will not be able to recognize the resultant loss in value for tax purposes until the shares are sold at a later date. In the case of some mutual funds this effect can be substantial. In the case of the
Defensive Equity and Fixed Income Portfolios, each of which frequently liquidates its portfolio for defensive purposes and therefore tends not to realize large capital gains accumulated over a long period of time, the effect is not expected to be substantial.

     Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. Each shareholder will receive a statement annually informing him of the amount of the income and capital gains which have been distributed during the calendar year.


     The Trust files federal income tax returns for each of the Portfolios. Each Portfolio is treated as a separate corporation for federal income tax purposes. The Trust also intends to comply with Subchapter M of the Internal Revenue Code, which imposes such restrictions as (1) appropriate diversification of its portfolio of investments, and (2) realization of 90% of its annual gross income from dividends, interest, and gains from the sale of securities. A Portfolio might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values.

                                 OTHER SERVICES
                                 --------------

     CUSTODIAN - Huntington National Bank, 41 South High Street, Columbus, Ohio 43015, is custodian of each Portfolio's assets.


     AUDITORS - McCurdy and Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145-1121 has been retained as independent auditors for the Trust. The auditors audit financial statements for the Trust and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Portfolio accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for each of the Portfolios is $7,500. Subject to the applicable minimum fee, each Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million, and 0.01% in excess of $80 million of each Portfolio's average net assets.

     Each of the Portfolios pays an annual fee of $2,500, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of periodic reports to Trustees and shareholders, registration statements and other necessary documents. Each Portfolio incurs an annual fee, payable monthly, of 0.05% of each Portfolio's average net assets. These fees are reviewable annually by the Trustees of the Trust.


     REPORTS TO SHAREHOLDERS - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                          ANTI-MONEY LAUNDERING PROGRAM
                          -----------------------------

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor, if any, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                            PROXY VOTING PROCEDURES
                            -----------------------

     The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Portfolios. Records of the Portfolios' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The procedures are also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix I.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES
                     ---------------------------------------

     As of September 30, 2003, the following persons owned 5% or more of the following Portfolios' outstanding shares of beneficial interest:

Name and Address                   Amount of Record                  Percent (%)
of Beneficial Owner                and Beneficial (Shares)           of Class
-------------------                -----------------------           --------

                                   Defensive Equity Portfolio
                                   --------------------------
Robert S. Meeder Declaration       25,000.00                         100%
of Trust dated 12/28/95
Robert S. Meeder, Sr., Trustee
6125 Memorial Drive
Dublin, OH  43017

                                   Fixed Income Portfolio
                                   ----------------------
Robert S. Meeder Declaration       25,000.00                         100%
of Trust dated 12/28/95
Robert S. Meeder, Sr., Trustee
6125 Memorial Drive
Dublin, OH  43017


     Robert S. Meeder, Sr., a Trustee of the Trust and Chairman of the Adviser, purchased such shares for investment purposes only.

     As of September 30, 2003, securities of each of the Portfolios owned by all officers and trustees as a group represent 100% of the outstanding shares of each of the Portfolios.

                              FINANCIAL STATEMENTS
                              --------------------


     Financial Statements of the Trust are presented on the following pages.

To The Shareholders and Trustees
Meeder Premier Portfolios:

We have audited the accompanying statements of assets and liabilities of Meeder Premier Portfolios (the "Trust"), (comprised of the Defensive Equity Portfolio, the Growth Portfolio, the Aggressive Growth Portfolio, and the Fixed Income
Portfolio) as of September 26, 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of September 26, 2003, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolios constituting the Meeder Premier Portfolios as of September 26, 2003, in conformity with accounting principles generally accepted in the United States of America.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 26, 2003

                            MEEDER PREMIER PORTFOLIOS
                       STATEMENTS OF ASSETS AND LIABIITIES
                               SEPTEMBER 26, 2003

                            Defensive                   Aggressive    Fixed
                            Equity        Growth        Growth        Income
                            Portfolio     Portfolio     Portfolio     Portfolio
                            ----------    ----------    ----------    ----------
ASSETS:
  Cash in Bank              $   25,000    $   25,000    $   25,000    $   25,000
                            ----------    ----------    ----------    ----------
     Total Assets           $   25,000    $   25,000    $   25,000    $   25,000
                            ----------    ----------    ----------    ----------

LIABILITIES:                $        0    $        0    $        0    $        0
                            ----------    ----------    ----------    ----------
     Total Liabilities      $        0    $        0    $        0    $        0
                            ----------    ----------    ----------    ----------

NET ASSETS                  $   25,000    $   25,000    $   25,000    $   25,000
                            ----------    ----------    ----------    ----------

NET ASSETS CONSIST OF:
 Capital Paid In            $   25,000    $   25,000    $   25,000    $   25,000

OUTSTANDING SHARES               2,500         2,500         2,500         2,500

NET ASSET VALUE PER SHARE   $       10    $       10    $       10    $       10

OFFERING PRICE PER SHARE    $       10    $       10    $       10    $       10

                        See accompanying notes which are
                 an integral part of these financial statements

                            MEEDER PREMIER PORTFOLIOS
                          NOTES TO FINANCIAL STATEMENTS
                               September 26, 2003

1.   ORGANIZATION

     The Defensive Equity Portfolio, the Growth Portfolio, the Aggressive Growth Portfolio, and the Fixed Income Portfolio (the "Funds") were each organized as separate series of Meeder Premier Portfolios (the "Trust"). The Trust is an open-end investment company established as a Massachusetts business trust organized on August 29, 2003 and operating pursuant to a Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series with $.10 par value. The Funds are the only Trust series currently authorized by the Trustees.

     The primary investment objective of the Defensive Equity Portfolio, the Growth Portfolio, and the Aggressive Growth Portfolio is growth of capital. The primary investment objective of the Fixed Income Portfolio is to maximize current income.

     The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale of 2,500 shares of each of the four Funds have taken place to date.

2.   RELATED PARTY TRANSACTIONS

     As of September 26, 2003, all of the outstanding shares of the Funds were owned by Robert S. Meeder, Sr., trustee of the Robert S. Meeder Declaration of Trust dated December 28, 1995. A shareholder who beneficially owns, directly or indirectly, 25% or more of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Mr. Meeder is a Trustee of the Trust, and is the controlling shareholder of Meeder Asset Management, Inc.

     Meeder Asset Management, Inc. (a wholly owned subsidiary of Meeder Financial, Inc.) serves as Investment Adviser to all four Funds. Pursuant to the Advisory Agreement, each of the Funds pays Meeder Asset Management, Inc. a monthly fee calculated at an annual rate of 1.00% of each Fund's average daily net assets. The Investment Adviser has agreed to voluntarily waive its fees and/or to absorb expenses (except for brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) to limit each Portfolio's total annual operating expenses to 0.75%. The Investment Adviser may terminate this agreement at any time. Mutual Funds Service Co. (a wholly owned subsidiary of Meeder Financial, Inc.) serves as transfer agent, administrator and fund accountant for the Meeder Premier Portfolios.

     Certain trustees and officers of the Meeder Premier Portfolios are also directors and officers of Meeder Asset Management, Inc. and Mutual Funds Service Co.

                            MEEDER PREMIER PORTFOLIOS
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                               September 26, 2003

3.   CAPITAL STOCK AND DISTRIBUTION

     At September 26, 2003 paid in capital amounted to $25,000 for the Defensive Equity Portfolio, $25,000 for the Growth Portfolio, $25,000 for the Aggressive Growth Portfolio, and $25,000 for the Fixed Income Portfolio. Transactions in capital stock were as follows:

                            Defensive                  Aggressive         Fixed
                               Equity        Growth        Growth        Income
                            Portfolio     Portfolio     Portfolio     Portfolio

     Shares Sold                2,500         2,500         2,500         2,500

     Shares Redeemed                0             0             0             0
                           ----------    ----------    ----------    ----------
     Net Increase               2,500         2,500         2,500         2,500
                           ----------    ----------    ----------    ----------
     Shares Outstanding         2,500         2,500         2,500         2,500
                           ----------    ----------    ----------    ----------

4.   OTHER

     Expenses incurred in connection with the organization of the Trust and initial offering of shares will be paid by Meeder Asset Management, Inc.

5.   FEDERAL INCOME TAXES

     The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the use of our report dated September 26, 2003, for the Defensive Equity Portfolio, the Growth Portfolio, the Aggressive Growth Portfolio, and the Fixed Income Portfolio (the "Funds") and to all references to our firm included in or made a part of this Pre-Effective Amendment No. 1 to Meeder Premier Portfolios' Registration Statement on Form N-1A (file No. 333-108388 and 811-21424), including the heading "Accountants" in the Statement of Additional Information.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 26, 2003

                                                                      Appendix I

                             Proxy Voting Policies,
                            Procedures and Guidelines

Proxy Voting Policy

Generally

     It is the policy of the Meeder Premier Portfolios (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.

     Proxy  voting  shall  be  the   responsibility  of  the  Investment  Policy
Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Portfolio.

     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

     Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

     The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

     The Trust will retain records relating to the voting of proxies, including:

     o A copy of policies, procedures or guidelines relating to the voting of proxies.

     o A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

     o A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

     o A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

     o A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

                            MEEDER PREMIER PORTFOLIOS
                              The Growth Portfolio
                                       and
                         The Aggressive Growth Portfolio
                               6125 Memorial Drive
                               Dublin, Ohio 43017



            STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER _, 2003
            ---------------------------------------------------------

This Statement of Additional Information pertains to the following Portfolios of Meeder Premier Portfolios (the "Trust"): The Growth Portfolio and The Aggressive Growth Portfolio. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Portfolios dated October _, 2003. A copy of the Prospectus may be obtained from the Meeder Premier Portfolios, at the above address, or by calling: 1-800-325-3539, or
(614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


                                TABLE OF CONTENTS
                                                                     PAGE
                                                                     ----
     Description of the Trust
     Investment Policies and Related Matters
     Investment Restrictions
     Portfolio Turnover
     Purchase and Sale of Portfolio Securities
     Valuation of Portfolio Securities
     Calculation of Average Annual Total Return
       Before Taxes
     Calculation of Average Annual Total Return
       After Taxes on Distributions
     Calculation of Average Annual Total Return
       After Taxes on Distributions and Sale of Portfolio Shares
     Comparative Performance Information
     Additional Purchase and Redemption Information
     Investment Adviser and Manager
     Officers and Trustees
     Distributions and Taxes
     Other Services
     Anti-Money Laundering Program
     Proxy Voting Procedures
     Principal Holders of Outstanding Shares
     Financial Statements


     INVESTMENT ADVISER                         TRANSFER AGENT
     ------------------                         --------------
     Meeder Asset Management, Inc.              Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------


     BACKGROUND. The Trust is a Massachusetts business trust organized on August 29, 2003, as an open-end management investment company with four initial constituent portfolios or funds (singly a "Portfolio" and collectively, the "Portfolios"), each of which is diversified. The business and affairs of the Trust are under the direction of its Board of Trustees.


     As stated in "Investment Policies and Related Matters," each Portfolio's investment objectives and policies are not fundamental and may be changed by the Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of each Portfolio, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Portfolios, see "Investment Adviser and Manager" and "Officers and Trustees."


     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Portfolios and to create additional Portfolios. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Portfolio of the Trust will issue its own series of shares of beneficial interest. The shares of each Portfolio represent an interest only in that Portfolio's assets (and profits or losses) and in the event of liquidation, each share of a particular Portfolio would have the same rights to dividends and assets as every other share of that Portfolio.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together. On an issue affecting a particular Portfolio, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Portfolio. If, on the other hand, voting on a Distribution Plan were proposed, approval of the Plan by the shareholders of a particular Portfolio would make the Plan effective as to that Portfolio, whether or not it had been approved by the shareholders of the other Portfolios.

     When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of any other Portfolio. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the shares of the Trust or the Portfolio, as determined by the current value of each shareholder's investment in the Portfolio or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the Portfolios will continue indefinitely.


     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

     GENERAL.
     --------

     The investment policies set forth below in this section represent the Portfolios' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Portfolios without shareholder approval.

     The Manager selects underlying funds in which to invest based, in part, on the industry classifications represented in their portfolios, their investment objectives and policies, their investment adviser and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted). The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, general composition of their investment portfolios, and current and expected portfolio holdings.

     The Manager typically selects underlying funds that invest in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although a Portfolio may have exposure to a large number of sectors, the underlying funds in which it invests may include funds which concentrate investments in a particular industry sector, or which leverage their investments.

     A Portfolio may invest its assets in underlying funds from different mutual fund families, managed by different investment advisers, and utilizing a variety of different investment objectives and styles. Although the Portfolios may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of each

Portfolio. The underlying funds in which a Portfolio invests may, but need not, have the same investment policies as the Portfolio.

     The Portfolios will not invest in other funds of the Meeder Premier Portfolios family of funds or other mutual funds which are also managed by the Manager.

     A Portfolio may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of a Portfolio's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, a Portfolio should have exposure to certain stock indices and the Portfolio can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Portfolio itself, it may invest up to 100% of its assets to do so.

     In purchasing shares of other mutual funds the Portfolios will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     Each Portfolio has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Portfolio's outstanding shares. These restrictions are described elsewhere in this Statement of Additional Information.

     OPEN-END INVESTMENT COMPANIES. The Portfolios and their underlying funds may invest their assets in open-end investment companies. Any investment in a mutual fund involves risk, and although the Portfolios may invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Portfolios in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not be present in a direct investment in the underlying funds. See "Distributions and Taxes."

     The Portfolios will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolios may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Portfolios.

     Absent an exemptive order, a Portfolio may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any "affiliated persons" of the Trust and the Portfolios, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, a Portfolio will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by a Portfolio may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days.

Shares held by a Portfolio in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases the Portfolio may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     CLOSED-END INVESTMENT COMPANIES. The Portfolios or their underlying funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Portfolios, together with any company or companies controlled by the Portfolios, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

     A Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses a Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. A Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Portfolio purchased such securities in the secondary market.

     The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

     A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

     Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

     COMMON STOCKS. A Portfolio may invest in common stocks based upon the criteria described in its investment objectives. Generally, investments in common stocks will not exceed 25% of a Portfolio's net assets.

     INDEX-BASED INVESTMENTS. The Portfolios and their underlying funds may invest their assets in index-based investments (IBIs), including, among others, Standard & Poor's Depositary Receipts (SPDRs) and DIAMONDS. IBIs are shares of publicly traded Unit Investment Trusts - investment vehicles registered with the Securities and Exchange Commission under the Investment Company Act of 1940 - which own the stocks in the relevant index.

     SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks of the S&P 500 Index. SPDRs are listed on the Exchange and may be traded in the secondary market on a per-SPDR basis. SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component of common stocks of the S&P 500 Index.

     DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average. DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMOND basis. DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Dow Jones Industrial Average.

     IBIs are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. A Portfolio's investment in an IBI may not exactly match the performance of a direct investment in the respective index to which it is intended to correspond. Additionally, an IBI may not fully replicate the performance of its benchmark index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between the IBI and the index with respect to the weighting of securities. IBIs are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     MONEY MARKET INSTRUMENTS. A Portfolio (limited to not more than 20% of its total assets) or an underlying fund may invest in money market instruments. When investing in money market instruments, a Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

     U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. A Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. A Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will a Portfolio invest more than 10% of its assets in time deposits.

     High Quality Commercial Paper - A Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolios. A Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     Repurchase Agreements - See "Repurchase Agreements" below.

     The Manager exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a Portfolio.

RATINGS
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Ratings:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - See "Repurchase Agreements" below.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     FOREIGN INVESTMENTS. The Portfolios may invest their assets in underlying funds that hold foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

     Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate or counter these potential events.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Portfolios may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American  Depositary  Receipts and European  Depositary  Receipts (ADRs and
EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

     ILLIQUID INVESTMENTS. The Portfolios and their underlying funds may invest their assets in illiquid securities. Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Portfolio's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include shares in excess of 1% of a mutual fund's outstanding securities, repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager may determine some restricted securities to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     RESTRICTED SECURITIES. The Portfolios and their underlying funds may invest their assets in restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     REPURCHASE AGREEMENTS. The Portfolios and their underlying funds may invest their assets in repurchase agreements. In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Portfolio may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

     HEDGING STRATEGIES. Each Portfolio may engage in hedging transactions in carrying out its investment policies. The Manager may conduct a hedging program on behalf of a Portfolio for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Portfolio's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Portfolio's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Portfolio while the manager is making a change in the Portfolio's investment position.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as the Portfolios. All futures transactions for a Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever a Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, a Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by a Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     A Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     The above limitations on a Portfolio's investments in futures contracts and options, and each Portfolio's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

     FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract.

     Some currently available futures contracts are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

     If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of each

Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

     A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     A Portfolio may write only "covered" call options. An option written on a security or currency is "covered" when, so long as the Portfolio is obligated under the option, it owns the underlying security or currency. A Portfolio will "cover" stock index options and options on futures contracts it writes by maintaining in a segregated account either marketable securities, which in the Adviser's judgment correlate to the underlying index or futures contract or an amount of cash, U.S. government securities or other liquid, high grade debt securities equal in value to the amount the Portfolio would be required to pay were the option exercised.

     COMBINED POSITIONS. A Portfolio may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

     A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     SHORT SALES. A Portfolio may enter into short sales "against the box" with respect to equity securities it holds. For example, if the Adviser anticipates a decline in the price of a stock the Portfolio holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline. Each Portfolio currently intends to hedge no more than 25% of its total assets with short sales "against the box" on equity securities under normal circumstances.

     When a Portfolio enters into a short sale "against the box", it will be required to own, or have the right to obtain at no added cost, securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                             INVESTMENT RESTRICTIONS
                             -----------------------

     Each Portfolio's investment objective and, except as otherwise noted, the policies by which each Portfolio seeks to achieve its objective, may be changed without the approval of shareholders. No changes are contemplated at this time, but a change in investment objective or policies could result in a Portfolio no longer being appropriate for an investor.


     The Trust has adopted a policy on behalf of the Defensive Equity Portfolio and the Fixed Income Portfolio requiring that shareholders of such Portfolios be given at least 60 days prior notice (in a manner required by rules of the Securities and Exchange Commission) of any change in policy requiring under normal circumstances that at least 80% of the Portfolio's assets be invested in equity funds or securities or fixed income securities, respectively.


     Each Portfolio is subject to certain investment restrictions, which are set forth below. Any investment restriction that is denoted as "fundamental" may be changed only by the approval of a majority of a Portfolio's shareholders. In this situation, majority means the lesser of (i) 67% of the Portfolio's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Portfolio's outstanding shares.

     Any investment policy or restriction in the Prospectus or this Statement of Additional Information which involves a maximum percentage of securities or assets, except those dealing with borrowing, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


     THE FOLLOWING ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY AND MAY BE CHANGED ONLY BY THE APPROVAL OF SHAREHOLDERS; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT EITHER PORTFOLIO FROM INVESTING ALL OR PART OF ITS ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WHICH MAY HAVE DIFFERENT FUNDAMENTAL INVESTMENT LIMITATIONS. NEITHER OF THE PORTFOLIOS WILL:


     (a)  Issue senior securities;

     (b)  Act as underwriter of securities of other issuers;

     (c)  Invest in real estate except for office purposes;

     (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (e) Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation to the extent permitted by law;

     (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (h) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (i) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted; and


     (j) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days; and

     (k) borrow money except that a Portfolio may borrow money from banks in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings); and

     (l) invest more than 25% of a Portfolio's total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their total assets) in the same industry, provided that (i) through its investment in underlying funds, a Portfolio indirectly may invest more than 25% of its total assets in one industry.


                               PORTFOLIO TURNOVER
                               ------------------

     The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio.

                    PURCHASE AND SALE OF PORTFOLIO SECURITIES
                    -----------------------------------------

     All orders for the purchase or sale of portfolio securities are placed on behalf of each Portfolio by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio expenses.

     Each Portfolio may execute portfolio transactions with broker-dealers that provide research and execution services to the Portfolio or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of a Portfolio may be useful to the Manager in rendering investment management services to the Portfolio or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Portfolio to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.


     The Manager is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the Portfolios or shares of other series of the Meeder Premier Portfolios to the extent permitted by law.


     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward payment of the Portfolio's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of each Portfolio periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolios and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

     From time to time, the Trustees of each Portfolio will review whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of each Portfolio intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

     Although each Portfolio has the same Trustees and officers, investment decisions for each Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Portfolios or accounts. Simultaneous transactions are inevitable when several funds are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Portfolio.

     When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Portfolio Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Portfolios is concerned. In other cases, however, the ability of a Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Manager as investment adviser to each Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES
                        ---------------------------------

     Normally, the assets of each Portfolio consist primarily of underlying mutual funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying mutual fund.


     Securities of the underlying funds owned by a Portfolio are valued at their respective net asset values ("NAV"). Securities owned by a Portfolio and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability, i.e., at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit, commercial paper, etc.) having maturities of 60 days or less are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees.


     Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES
             -------------------------------------------------------

     From time to time the Growth Portfolio and the Aggressive Growth Portfolio may advertise their period and average annual total returns for various periods of time. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Portfolio will vary depending upon interest rates, the current market value of the securities held by the Portfolio, and changes in the Portfolio's expenses.

     When applicable, the periods of time shown will be for a one-year period, a five-year period, a ten-year period, and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Portfolios will assume a hypothetical investment of $1,000 at the beginning of each period. It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P (1+T)^n = ERV
     P = initial investment of $1,000
     T = average annual total return
     n = Number of years
     ERV = ending redeemable value at the end of the base period

Total return performance data represent past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION  OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period but assumes that the redemption itself had no tax consequences.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

Each  Portfolio's  sales  literature  and  advertising  commonly  refer  to this
calculation   as  the   Portfolio's   after-tax   average  annual  total  return
(pre-liquidation).

     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return (after taxes on distributions)
     n    =  number of years
     ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF PORTFOLIO SHARES

     Average annual total return after taxes on distributions and sale of a Portfolio's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of taxes upon sale of a Portfolio's shares.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

Each  Portfolio's  sales  literature  and  advertising  commonly  refer  to this
calculation   as  a   Portfolio's   after-tax   average   annual   total  return
(post-liquidation).

The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P     =  a hypothetical initial payment of $1,000
     T     =  average  annual total return  (after  taxes on  distributions  and redemptions)
     n     =  number of years
     ATVDR =  ending  value  of  a  hypothetical  $1,000  payment  made  at  the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

NONSTANDARDIZED TOTAL RETURN
----------------------------

     In addition to the performance information described above, the Portfolios may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. The
Portfolios may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

     COMPARATIVE PERFORMANCE INFORMATION may be used from time to time in advertising or marketing information relative to the Portfolios, including data from Lipper Analytical Services, Inc., Morningstar Mutual Portfolio Report, other publications, various indices, or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

     Each Portfolio is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2003: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed),
Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     Each Portfolio's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a Portfolio's NAV may be affected on days when investors do not have access to the Portfolio to purchase or redeem shares.

     Shareholders of each Portfolio will be able to exchange their shares for shares of any mutual fund that is a series of the Meeder Premier Portfolios. No fee or sales load will be imposed upon the exchange.

     Additional details about the exchange privilege and prospectuses for each of the Flex-funds Portfolios are available from the Portfolios' Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and each Portfolio has the right to reject any exchange application relating to such Portfolio's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge, if any, ordinarily payable at the time of an exchange, or (ii) the Portfolio suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, each Portfolio has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     REDEMPTIONS IN KIND. The Meeder Premier Portfolios has reserved the right to make payments in whole or in part in securities or other assets of a Portfolio, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Portfolio. In these circumstances, the securities distributed would be valued at the price used to compute the Portfolio's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Portfolio does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------

     Meeder Asset Management, Inc. (the "Manager") is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Portfolio.


     Pursuant to the terms of the Trust's Investment Advisory Agreement, the Manager has agreed to provide an investment program within the limitations of each Portfolio's investment policies and restrictions.

     The Investment Advisory Agreement was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolios. The Agreement is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

     The Investment Advisory Agreement will terminate automatically if assigned and may be terminated with respect to a Portfolio without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Trust, or by the Manager.

     Under the terms of the Investment Advisory Agreement, the Adviser manages each Portfolio's investments subject to approval of the Board of Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the nominal annual rate of 1.00% of the average daily net assets of each Portfolio. The Adviser may waive all or part of its fee or reimburse the Portfolios' expenses, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees or reimburse the Portfolios' expenses in the future. Currently the Adviser intends to limit the Portfolio's annual operating expenses to 0.75%.


     Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.


     The Manager's officers and directors are: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is a Trustee of the Trust. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and each Portfolio. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust and each Portfolio.


     The Manager may use its resources to pay expenses associated with the sale of each Portfolio's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Portfolio's shares. However, the Portfolios do not pay the Manager any separate fee for this service.

                              OFFICERS AND TRUSTEES
                              ---------------------


     The Board of Trustees oversees the management of the Trust and elects its officers. The officers are responsible for the Portfolios' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The term "Fund Complex" refers to: the Trust's four Portfolios, i.e, Defensive Equity, Growth, Aggressive Growth and Fixed Income; The Flex-funds, a no-load family of mutual funds managed by the Manager; and the Meeder Advisor Funds, a family of mutual funds managed by the Manager. Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager.
Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) are indicated by an asterisk (*).

"Non-Interested" Trustees
------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                                                    Portfolios
                                         Year First                                 in Fund       Other
                                         Elected A                                  Complex       Trusteeships
                                         Trustee of     Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Trust1         During Past Five Years      Trustee       Trustee2
------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         2003           President, Winston          15            The Flex-funds
60                                                      Financial, Inc., which                    (7 portfolios),
Winston Financial, Inc.                                 provides a variety of                     Meeder Advisor
200 TechneCenter                                        marketing and consulting                  Funds (3
Drive, Suite 200                                        services to investment                    portfolios) and
Milford, OH  45150                                      management companies;                     Money Market
                                                        CEO, Winston Advisors,                    Portfolio
                                                        Inc., an investment
                                                        adviser;

------------------------------------------------------------------------------------------------------------------
STUART M. ALLEN, 42      Trustee         2003           President of Gardiner       4             None
Gardiner Allen                                          Allen Insurance Agency,
Insurance Agency, Inc.                                  Inc.
1890 Northwest
Boulevard
Columbus, OH 43212

------------------------------------------------------------------------------------------------------------------
ANTHONY D'ANGELO, 43     Trustee         2003           General Sales Manager       4             None
WTTE Fox-28                                             of WTTE FOX-28, a
1261 Dublin Road                                        television station
Columbus, OH 43215                                      owned and operated by
                                                        Sinclair Broadcast
                                                        Group

------------------------------------------------------------------------------------------------------------------

"Interested" Trustees3
------------------------------------------------------------------------------------------------------------------
                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Trustee                                    in Fund       Other
                                         and/or                                     Complex       Trusteeships
                                         Officer of     Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Trust1         During Past Five Years      Trustee       Trustee
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee         2003           Chairman of Meeder Asset    15            The Flex-funds
SR.+, 74                                                Management, Inc., an                      (7 portfolios),
                                                        investment adviser;                       Meeder Advisor
                                                        Chairman and Director of                  Funds (3
                                                        Mutual Funds Service Co.,                 portfolios) and
                                                        each Portfolio's transfer                 Money Market
                                                        agent; Director of                        Portfolio
                                                        Adviser Dealer Services,
                                                        Inc., a broker-dealer.
------------------------------------------------------------------------------------------------------------------
Robert S. Meeder,        Trustee and     2003           President of Meeder Asset   15            The Flex-funds
Jr., 41                  President                      Management, Inc.                          (7 portfolios),
                                                                                                  Meeder Advisor
                                                                                                  Funds (3
                                                                                                  portfolios) and
                                                                                                  Money Market
                                                                                                  Portfolio
------------------------------------------------------------------------------------------------------------------

Other Officers4
-------------------------------------------------------------------------------------------------------
                                                 Year First
                                                 Elected an
                                                 Officer of      Principal Occupation(s)
Name, Address and Age    Position Held           the Trust1      During Past Five Years
-------------------------------------------------------------------------------------------------------
DONALD F. MEEDER+, 64    Assistant Secretary     2003            Assistant Secretary and Vice
                                                                 President of Meeder Asset
                                                                 Management, Inc.; Assistant
                                                                 Secretary of Mutual Funds Service
                                                                 Co., each Portfolio's transfer agent.
-------------------------------------------------------------------------------------------------------
WESLEY F. HOAG+, 46      Vice President and      2003            Vice President, Secretary and
                         Secretary                               General Counsel of Meeder Asset
                                                                 Management, Inc. and Mutual Funds
                                                                 Service Co., each Portfolio's
                                                                 transfer agent; Secretary of Adviser
                                                                 Dealer Services, Inc., a
                                                                 broker-dealer (since July 1993);
                                                                 Attorney, Porter, Wright, Morris &
                                                                 Arthur, a law firm (October 1984 to
                                                                 June 1993).
-------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN+, 33   Treasurer               2003            Treasurer and Manager/
                                                                 Portfolio Accounting and Financial
                                                                 Reporting, Mutual Funds Service Co.,
                                                                 each Portfolio's transfer agent
                                                                 (since April 1997).

-------------------------------------------------------------------------------------------------------

1 Trustees and Officers of the Portfolio serve until their resignation, removal or retirement.

2 This includes all trustee or directorships (other than those in the Portfolio Complex) that are held by each trustee as a director of a public company or a registered investment company.


3 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.


* Deemed an "interested person" of the Trust by virtue of his position as an officer and/or employee of Meeder Asset Management, Inc., the investment adviser of the Portfolios.

+ P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.


FUND SHARES OWNED BY TRUSTEES AS OF SEPTEMBER 30, 2003

--------------------------------------------------------------------------------------------------------
                                                                 Aggregate Dollar Range1 of Equity
                                                                 Securities in all Registered Investment
                                 Dollar Range of Equity          Companies Overseen by Trustee in Family
Name of Trustee                  Securities in the Portfolios1   of Investment Companies
--------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees

Stuart M. Allen                  None                            None
--------------------------------------------------------------------------------------------------------
Anthony D'Angelo                 None                            None
--------------------------------------------------------------------------------------------------------
Charles A. Donabedian            None                            None
--------------------------------------------------------------------------------------------------------
"Interested" Trustees

Robert S. Meeder, Sr.            Defensive Equity
                                 Portfolio - $10,001 -
                                 $50,000
                                 Growth Portfolio -
                                 $10,001 - $50,000
                                 Aggressive Growth
                                 Portfolio - $10,001 -
                                 $50,000
                                 Fixed Income Portfolio -        $50,001 - $100,000
                                 $10,001 - $50,000
--------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.            None                            None
--------------------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.

None of the non-interested Trustees or their immediate family members own beneficially or of record any securities of Meeder Asset Management, Inc., the investment adviser to the Portfolios, or any person directly or indirectly controlling, controlled by or under common control with Meeder Asset Management, Inc. (collectively "Related Persons"). The Portfolios do not have a principal underwriter.

BENEFICIAL OR RECORD OWNERSHIP OF NON-INTERESTED TRUSTEES IN
INVESTMENT ADVISER OR ITS RELATED PERSONS AS OF SEPTEMBER 30, 2003:

                         Name of Owners
                         and Relationships                                      Value of       Percent of
Name of Trustee          to Trustee          Company        Title of Class      Securities     Class
---------------          ----------          -------        --------------      ----------     -----
Stuart M. Allen          N/A                 None           None                None           None

Anthony D'Angelo         N/A                 None           None                None           None

Charles A. Donabedain    N/A                 None           None                None           None

     The following table shows the compensation paid by Fund Complex as a whole to the Trustees of the Funds and the Fund Complex as of September 30, 2003.

                               COMPENSATION TABLE

                                                                  Total
                                     Pension or                   Compensation
                                     Retirement                   from
                       Aggregate     Benefits      Estimated      Trust and
                       Compensation  Accrued as    Annual         Fund Complex
                       from the      Part of Fund  Benefits Upon  Paid to
Trustee                Trust         Expense       Retirement     Trustees1, 2
-------                -----         -------       ----------     ------------

Robert S. Meeder, Sr.  None          None          None           None

Robert S. Meeder, Jr.  None          None          None           None

Charles A. Donabedian  $1,772(1)     None          None           $_____

Stuart M. Allen        $1,772(1)     None          None           $1,772(2)

Anthony D'Angelo       $1,772(1)     None          None           $1,772(2)

1 Represents estimated Trustee fees for the period from October _, 2003 through December 31, 2003.

2 The Fund Complex consists of 15 portfolios or series of 4 investment companies.

     Each Trustee who is not an "interested person" of the Trustis paid a meeting fee of $250 per meeting for each of the Portfolios in the Trust. For each of the Portfolios in the Trust each Trustee is paid a fee of 0.00375% of the amount of each such Portfolio's average net assets exceeding $15 million. Members of the Audit Committee for the Trust are paid $500 for each Committee meeting. All other officers and Trustees serve without compensation from the Portfolios or the Trust.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Stuart Allen and Anthony D'Angelo. The Nominating Committee is comprised of the following independent Trustees of the Trust: Stuart Allen, Anthony D'Angelo and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust at 6125 Memorial Drive, Dublin, Ohio 43017.

     The Trustees considered and approved each Portfolio's investment advisory agreement with the Manager. In connection with this approval, the Trustees, with the advice and assistance of legal counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services to be provided to each Portfolio by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees to be charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Portfolio relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:


     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Portfolio;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Portfolio;



     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Portfolios;

     o the investment approach to be used by the Manager in the daily management of each of the Portfolios;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars to be received by the Manager from Portfolio trades;

     o any commissions to be received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of each Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolios and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolios.

     The Trustees also considered various improvements and upgrades in shareholder services, the increase in the scope of administrative services to be provided to the Portfolios by the Manager's affiliate, Mutual Funds Service Co., and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.


     As of October 13, 2003, Mr. Robert S. Meeder, Sr., a Trustee of the Trust, in his capacity as a trustee of the Robert S. Meeder Declaration of Trust dated December 28, 1995, controls each of the Portfolios by owning, in the aggregate, 100% of each Portfolio's total outstanding shares. It is expected that once the shares of the Portfolios are offered to the public, Mr. Meeder will no longer control the Portfolios.

     The Trust,  the  Portfolios  and the  Manager  have each  adopted a Code of
Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolios. However, each such Code restricts personal investing practices by officers of the Trust, directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolios also restricts personal investing practices of trustees of the Trust and the Portfolios who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Portfolio shareholders before the interest of people who manage the Portfolios.


                              DISTRIBUTIONS & TAXES
                              ---------------------

     DISTRIBUTIONS. Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. The Portfolios will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

     CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by a Portfolio on the sale of securities by the Portfolio and distributed to shareholders of the Portfolio are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Portfolio and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term capital gains distributed by a Portfolio are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.


     TAX STATUS OF THE PORTFOLIO. The Trust files federal income tax returns for the Portfolios. Each Portfolio is treated as a corporation from the other funds of the Meeder Premier Portfolios Trust for federal income tax purposes.


     Each Portfolio intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a "regulated investment company" and avoid being subject to federal income or excise taxes at the Portfolio level, each Portfolio intends to distribute substantially all of its net investment income (consisting of the income it earns, less expenses) and net realized capital gains within each calendar year, as well as on a fiscal year basis. Each Portfolio intends to comply with other tax rules applicable to regulated investment companies. A Portfolio might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Portfolio distributions.

     Investors should consult their tax advisers to determine whether a Portfolio is suitable to their particular tax situation.

                                 OTHER SERVICES
                                 --------------


     CUSTODIAN - Huntington National Bank, 41 South High Street, Columbus, Ohio 43015, is custodian of each Portfolio's assets.

     AUDITORS - McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio, 44145-1121 , has been retained as independent auditors for the Trust. The auditors audit financial statements for the Trust and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Portfolio accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for each of the Portfolios is $7,500. Subject to the applicable minimum fee, each Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million, and 0.01% in excess of $80 million of each Portfolio's average net assets.

     Each of the Portfolios pays an annual fee of $2,500, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of periodic reports to Trustees and shareholders, registration statements and other necessary documents. Each Portfolio incurs an annual fee, payable monthly, of 0.05% of each Portfolio's average net assets. These fees are reviewable annually by the Trustees of the Trust.


     REPORTS TO SHAREHOLDERS - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                          ANTI-MONEY LAUNDERING PROGRAM
                          -----------------------------

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor, if any, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                            PROXY VOTING PROCEDURES
                            -----------------------

     The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Portfolios. Records of the Portfolios' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The procedures are also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix I.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES
                     ---------------------------------------

     As of September 30, 2003, the following persons owned 5% or more of the following Portfolios' outstanding shares of beneficial interest:

Name and Address                   Amount of Record                  Percent (%)
of Beneficial Owner                and Beneficial (Shares)           of Class
-------------------                -----------------------           --------

                                   Aggressive Growth Portfolio
                                   ---------------------------
Robert S. Meeder Declaration       25,000.00                         100%
of Trust dated 12/28/95
Robert S. Meeder, Sr., Trustee
6125 Memorial Drive
Dublin, OH  43017                  Growth Portfolio
                                   ----------------
Robert S. Meeder Declaration       25,000.00                         100%
of Trust dated 12/28/95
Robert S. Meeder, Sr., Trustee
6125 Memorial Drive
Dublin, OH  43017

     Robert S. Meeder, Sr., a Trustee of the Trust and Chairman of the Adviser, purchased such shares for investment purposes only.

     As of September 30, 2003, securities of each of the Portfolios owned by all officers and trustees as a group represent 100% of the outstanding shares of each of the Portfolios.


                              FINANCIAL STATEMENTS
                              --------------------


     Financial Statements for the Trust are presented on the following pages.

To The Shareholders and Trustees
Meeder Premier Portfolios:

We have audited the accompanying statements of assets and liabilities of Meeder Premier Portfolios (the "Trust"), (comprised of the Defensive Equity Portfolio, the Growth Portfolio, the Aggressive Growth Portfolio, and the Fixed Income
Portfolio) as of September 26, 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of September 26, 2003, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolios constituting the Meeder Premier Portfolios as of September 26, 2003, in conformity with accounting principles generally accepted in the United States of America.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 26, 2003

                            MEEDER PREMIER PORTFOLIOS
                       STATEMENTS OF ASSETS AND LIABIITIES
                               SEPTEMBER 26, 2003

                            Defensive                   Aggressive    Fixed
                            Equity        Growth        Growth        Income
                            Portfolio     Portfolio     Portfolio     Portfolio
                            ----------    ----------    ----------    ----------
ASSETS:
  Cash in Bank              $   25,000    $   25,000    $   25,000    $   25,000
                            ----------    ----------    ----------    ----------
     Total Assets           $   25,000    $   25,000    $   25,000    $   25,000
                            ----------    ----------    ----------    ----------

LIABILITIES:                $        0    $        0    $        0    $        0
                            ----------    ----------    ----------    ----------
     Total Liabilities      $        0    $        0    $        0    $        0
                            ----------    ----------    ----------    ----------

NET ASSETS                  $   25,000    $   25,000    $   25,000    $   25,000
                            ----------    ----------    ----------    ----------

NET ASSETS CONSIST OF:
 Capital Paid In            $   25,000    $   25,000    $   25,000    $   25,000

OUTSTANDING SHARES               2,500         2,500         2,500         2,500

NET ASSET VALUE PER SHARE   $       10    $       10    $       10    $       10

OFFERING PRICE PER SHARE    $       10    $       10    $       10    $       10

                        See accompanying notes which are
                 an integral part of these financial statements

                            MEEDER PREMIER PORTFOLIOS
                          NOTES TO FINANCIAL STATEMENTS
                               September 26, 2003

1.   ORGANIZATION

     The Defensive Equity Portfolio, the Growth Portfolio, the Aggressive Growth Portfolio, and the Fixed Income Portfolio (the "Funds") were each organized as separate series of Meeder Premier Portfolios (the "Trust"). The Trust is an open-end investment company established as a Massachusetts business trust organized on August 29, 2003 and operating pursuant to a Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series with $.10 par value. The Funds are the only Trust series currently authorized by the Trustees.

     The primary investment objective of the Defensive Equity Portfolio, the Growth Portfolio, and the Aggressive Growth Portfolio is growth of capital. The primary investment objective of the Fixed Income Portfolio is to maximize current income.

     The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale of 2,500 shares of each of the four Funds have taken place to date.

2.   RELATED PARTY TRANSACTIONS

     As of September 26, 2003, all of the outstanding shares of the Funds were owned by Robert S. Meeder, Sr., trustee of the Robert S. Meeder Declaration of Trust dated December 28, 1995. A shareholder who beneficially owns, directly or indirectly, 25% or more of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Mr. Meeder is a Trustee of the Trust, and is the controlling shareholder of Meeder Asset Management, Inc.

     Meeder Asset Management, Inc. (a wholly owned subsidiary of Meeder Financial, Inc.) serves as Investment Adviser to all four Funds. Pursuant to the Advisory Agreement, each of the Funds pays Meeder Asset Management, Inc. a monthly fee calculated at an annual rate of 1.00% of each Fund's average daily net assets. The Investment Adviser has agreed to voluntarily waive its fees and/or to absorb expenses (except for brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) to limit each Portfolio's total annual operating expenses to 0.75%. The Investment Adviser may terminate this agreement at any time. Mutual Funds Service Co. (a wholly owned subsidiary of Meeder Financial, Inc.) serves as transfer agent, administrator and fund accountant for the Meeder Premier Portfolios.

     Certain trustees and officers of the Meeder Premier Portfolios are also directors and officers of Meeder Asset Management, Inc. and Mutual Funds Service Co.

                            MEEDER PREMIER PORTFOLIOS
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                               September 26, 2003

3.   CAPITAL STOCK AND DISTRIBUTION

     At September 26, 2003 paid in capital amounted to $25,000 for the Defensive Equity Portfolio, $25,000 for the Growth Portfolio, $25,000 for the Aggressive Growth Portfolio, and $25,000 for the Fixed Income Portfolio. Transactions in capital stock were as follows:

                            Defensive                  Aggressive         Fixed
                               Equity        Growth        Growth        Income
                            Portfolio     Portfolio     Portfolio     Portfolio

     Shares Sold                2,500         2,500         2,500         2,500

     Shares Redeemed                0             0             0             0
                           ----------    ----------    ----------    ----------
     Net Increase               2,500         2,500         2,500         2,500
                           ----------    ----------    ----------    ----------
     Shares Outstanding         2,500         2,500         2,500         2,500
                           ----------    ----------    ----------    ----------

4.   OTHER

     Expenses incurred in connection with the organization of the Trust and initial offering of shares will be paid by Meeder Asset Management, Inc.

5.   FEDERAL INCOME TAXES

     The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the use of our report dated September 26, 2003, for the Defensive Equity Portfolio, the Growth Portfolio, the Aggressive Growth Portfolio, and the Fixed Income Portfolio (the "Funds") and to all references to our firm included in or made a part of this Pre-Effective Amendment No. 1 to Meeder Premier Portfolios' Registration Statement on Form N-1A (file No. 333-108388 and 811-21424), including the heading "Accountants" in the Statement of Additional Information.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 26, 2003

                                                                      Appendix I

                             Proxy Voting Policies,
                            Procedures and Guidelines

Proxy Voting Policy

Generally

     It is the policy of the Meeder Premier Portfolios (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.

     Proxy  voting  shall  be  the   responsibility  of  the  Investment  Policy
Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Portfolio.

     If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

     Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

     Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

     The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

     The Trust will retain records relating to the voting of proxies, including:

     o A copy of policies, procedures or guidelines relating to the voting of proxies.

     o A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

     o A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

     o A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

     o A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

     These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------


Item 23.  Exhibits - Meeder Premier Portfolios (the "Registrant" or the "Trust")
          ----------------------------------------------------------------------
          and its four series:  Defensive Equity  Portfolio,  Growth  Portfolio,
          ----------------------------------------------------------------------
          Aggressive Growth Portfolio and Fixed Income Portfolio.
          -------------------------------------------------------


     (a)  Declaration of Trust.*

     (b)  By-laws of the Trust.*

     (c)  Declaration of Trust (Exhibit 23(a)*), particularly Sections 5.1, 6.2,
          6.8 and 7.1.


     (d) Investment Advisory Agreement between Meeder Premier Portfolios and Meeder Asset Management, Inc. (the "Adviser")**


     (e)  Not applicable.


     (f)  Not applicable.

     (g)  (1)  Custodian   Agreement   between  the  Registrant  and  Huntington
               National Bank.*

     (h) (1) Transfer Agent Agreement between the Trust and Mutual Funds Service Co. ("MFSCo").**

          (2)  Administration Services Agreement between the Trust and MFSCo.**

          (3)  Accounting Services Agreement between the Trust and MFSCo.**


     (i)  Opinion and Consent of Counsel**

     (j)  Not applicable.

     (k)  Not applicable.


     (l)  Investment Representation Letter of Initial Shareholder**

     (m)  Meeder Premier Portfolios' Administrative Services Plan**


     (n)  Not applicable.

     (o)  Not applicable.


     (p)  (1)  Code of Ethics of the Registrant**

          (2)  Code of Ethics of Meeder Financial Inc.**

     (q)  Powers of Attorney of Trustees of Registrant**

-------------
* Filed as an Exhibit to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 2003.
** Filed herewith.


Item 24.  Persons Controlled by or under Common Control with Registrant.
          --------------------------------------------------------------

          None.

Item 25.  Indemnification
          ---------------

          Reference is made to Section 5.3 of the Declaration of Trust filed herewith as Exhibit 23(a). As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust and each Portfolio, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Trust and each Portfolio, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, the Trust and each Portfolio will comply with the provisions of the Investment Company Act.

Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

          Not applicable.

Item 27.  Principal Underwriters.
          -----------------------

          Not applicable.

Item 28.  Location of Accounts and Records.
          ---------------------------------

          Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6125 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of Huntington National Bank, the Trust's custodian, at 41 South High Street, Columbus,

          Ohio 43215. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6125 Memorial Drive, Dublin, OH 43017.

Item 29.  Management Services.
          --------------------

          None

Item 30.  Undertakings.
          -------------

          Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment No. 1 to its Retistration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 13th day of October, 2003.

                                        MEEDER PREMIER PORTFOLIOS

                                        BY: /s/ Wesley F. Hoag
                                            ------------------------------
                                            Wesley F. Hoag, Vice President

     Pursuant to the requirements of the Securities Act, this Pre-effective Amendment No. 1 to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                          DATE

/s/ Robert S. Meeder, Sr.*       Trustee                        October 13, 2003
-----------------------------
Robert S. Meeder Sr.

/s/ Charles A. Donabedian*       Trustee                        October 13, 2003
-----------------------------
Charles A. Donabedian

/s/ Robert S. Meeder, Jr.*       President, Trustee and         October 13, 2003
-----------------------------    Principal Executive
Robert S. Meeder, Jr.            Officer

/s/ Stuart M. Allen*             Trustee                        October 13, 2003
-----------------------------
Stuart M. Allen

/s/ Anthony V. D'Angelo*         Trustee                        October 13, 2003
-----------------------------
Anthony V. D.'Angelo

/s/  Bruce E. McKibben.          Principal Accounting and       October 13, 2003
-----------------------------    Financial Officer and
Bruce E. McKibben                Treasurer

*By: /s/  Wesley F. Hoag
     ------------------------
     Wesley F. Hoag
     Executed by Wesley F. Hoag on
     behalf of those indicated
     pursuant Powers of Attorney.